Nationwide Variable Insurance Trust
Prospectus   April 30, 2018 (as revised June 8, 2018)
Fund and Class
American Century NVIT Multi Cap Value Fund
Class I
Class II
Class Y
BlackRock NVIT Equity Dividend Fund
Class I
Class II
Class IV
Class Y
Neuberger Berman NVIT Multi Cap Opportunities Fund
Class I
Class II
Neuberger Berman NVIT Socially Responsible Fund
Class I
Class II
Class Y
NVIT Emerging Markets Fund
Class I
Class II
Class D
Class Y
Fund and Class
NVIT International Equity Fund
Class I
Class II
Class Y
NVIT Large Cap Growth Fund
Class I
Class II
Class P
Class Y
NVIT Nationwide Fund
Class I
Class II
Class IV
Class Y
NVIT Real Estate Fund
Class I
Class II
Templeton NVIT International Value Fund
Class I
Class II
Class Y
The U.S. Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this Prospectus is complete or accurate. To state otherwise is a crime.
nationwide.com/mutualfundsnvit

THIS PAGE INTENTIONALLY LEFT BLANK

2	Fund Summaries
American Century NVIT Multi Cap Value Fund
BlackRock NVIT Equity Dividend Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
Neuberger Berman NVIT Socially Responsible Fund
NVIT Emerging Markets Fund
NVIT International Equity Fund
NVIT Large Cap Growth Fund
NVIT Nationwide Fund
NVIT Real Estate Fund
Templeton NVIT International Value Fund
35	How the Funds Invest
American Century NVIT Multi Cap Value Fund
Blackrock NVIT Equity Dividend Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
Neuberger Berman NVIT Socially Responsible Fund
NVIT Emerging Markets Fund
NVIT International Equity Fund
NVIT Large Cap Growth Fund
NVIT Nationwide Fund
NVIT Real Estate Fund
Templeton NVIT International Value Fund
48	Risks of Investing in the Funds
53	Fund Management
57	Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Value Pricing
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Distribution and Services Plans
Revenue Sharing
Additional Information about Fees and Expenses
62	Distributions and Taxes
63	Additional Information
64	Financial Highlights

Fund Summary: American Century NVIT Multi Cap Value Fund
Objective
The American Century NVIT Multi Cap Value Fund seeks capital appreciation, and secondarily current income.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
	Class I Shares	Class II Shares	Class Y Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.57%	0.57%	0.57%
Distribution and/or Service (12b-1) Fees	None	0.25%	None
Other Expenses	0.31%	0.31%	0.06%
Total Annual Fund Operating Expenses	0.88%	1.13%	0.63%
Fee Waiver/Expense Reimbursement(1)	None	(0.08)%	None
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.88%	1.05%	0.63%
(1)	Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.08% of the Distribution and/or Service (12b-1) Fees for Class II shares until April 30, 2019. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I Shares	$90	$281	$488	$1,084
Class II Shares	107	351	615	1,367
Class Y Shares	64	202	351	786
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.90% of the average value of its portfolio.
Principal Investment Strategies
Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by companies in at least two of the following three market capitalization sizes: large-cap companies, mid-cap companies and small-cap companies. Equity securities in which the Fund invests are primarily common stock. The Fund employs a “value” style of investment, which means investing in equity securities that the Fund’s subadviser believes to be trading at prices that do not reflect a company’s intrinsic value. The subadviser uses a bottom-up approach to identify stocks of companies that may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding a company or its industry, or failure of the market to perceive long-term value. To identify these companies, the subadviser looks for companies with earnings, cash flows, and/or assets that may not, in the subadviser’s view, be accurately reflected in the companies’ market prices or may be outside the companies’ historical ranges. The subadviser attempts to purchase the stocks of these companies deemed to be undervalued and hold each stock until it has returned to favor in the market and its

Fund Summary: American Century NVIT Multi Cap Value Fund (cont.)
price has increased to, or is higher than, a level the subadviser believes more accurately reflects the fair value of the company. In order to generate current income, the subadviser also seeks companies that have a favorable income-paying history and for whom income payments are expected to continue or increase. The Fund may also invest in equity securities of companies that are located outside the United States.
The subadviser may sell stocks if it believes:
•a stock no longer meets its valuation criteria;
•a stock’s risk parameters outweigh its return opportunity;
•more attractive alternatives are identified or
•specific events alter a stock’s prospects.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.
Loss of money is a risk of investing in the Fund.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns – Class I Shares
(Years Ended December 31,)
Highest Quarter:	12.34%	–	4th qtr. of 2011
Lowest Quarter:	-13.88%	–	3rd qtr. of 2011
The Fund has not commenced offering Class Y shares as of the date of this Prospectus. Therefore, historical performance for Class Y shares is based on the performance of Class I shares. Performance for Class Y shares has not been adjusted to reflect that share class’s lower expenses than those of Class I shares.

Fund Summary: American Century NVIT Multi Cap Value Fund (cont.)
Average Annual Total Returns
(For the Periods Ended December 31, 2017)
	1 year	5 years	Since Inception (March 24, 2009)
Class I Shares	8.67%	13.33%	14.47%
Class II Shares	8.44%	13.12%	14.26%
Class Y Shares	8.67%	13.33%	14.47%
Russell 1000® Value Index (reflects no deduction for fees or expenses)	13.66%	14.04%	15.82%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
American Century Investment Management, Inc.
Portfolio Manager
Portfolio Manager	Title	Length of Service with Fund
Phillip N. Davidson, CFA	Senior Vice President, Co-CIO – Value Equity and Senior Portfolio Manager	Since 2009
Kevin Toney, CFA	Co-CIO – Value Equity, Senior Vice President and Senior Portfolio Manager	Since 2009
Michael Liss, CFA	Vice President and Senior Portfolio Manager	Since 2009
Brian Woglom, CFA	Vice President and Portfolio Manager	Since 2014
Dan Gruemmer, CFA	Vice President and Portfolio Manager	Since 2015
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Fund Summary: BlackRock NVIT Equity Dividend Fund
Objective
The BlackRock NVIT Equity Dividend Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
	Class I Shares	Class II Shares	Class IV Shares	Class Y Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.67%	0.67%	0.67%	0.67%
Distribution and/or Service (12b-1) Fees	None	0.25%	None	None
Other Expenses	0.27%	0.27%	0.27%	0.12%
Total Annual Fund Operating Expenses	0.94%	1.19%	0.94%	0.79%
Fee Waiver/Expense Reimbursement(2)	(0.14)%	(0.14)%	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.80%	1.05%	0.80%	0.65%
(1)	“Management Fees” has been restated to reflect the reduction of contractual investment advisory fees as of January 10, 2017.
(2)
     Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.65% (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) until at least April 30, 2019. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I Shares	$82	$286	$506	$1,142
Class II Shares	107	364	641	1,431
Class IV Shares	82	286	506	1,142
Class Y Shares	66	238	425	965
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102.72% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities and at least 80% of its net assets in dividend-paying securities. The Fund may invest in securities of companies with any market capitalization, but will generally

Fund Summary: BlackRock NVIT Equity Dividend Fund (cont.)
focus on large-cap securities. The Fund may also invest in convertible securities and non-convertible preferred stock. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments with prices linked to the value of common stock.
The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest in securities from any country. The Fund may invest in securities denominated either in U.S. dollars or the local currencies of their issuers.
The subadviser chooses investments for the Fund that the subadviser believes will both increase in value over the long-term and provide current income, focusing on investments that will do both instead of those that will favor current income over capital appreciation. In selecting portfolio securities, the subadviser will generally employ a value style, but may purchase equity securities based on a growth style when such securities pay dividends or the subadviser believes such securities have particularly good prospects for capital appreciation. The Fund may engage in frequent and active trading of portfolio securities.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Convertible securities risk - the value of convertible securities may fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations.
Dividend-paying stock risk – there is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The Fund’s emphasis on dividend-paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.
Preferred stock risk – a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. Preferred stocks often behave like debt securities, but have a lower payment priority than the issuer’s bonds or other debt securities. Therefore, they may be subject to greater credit risk than those of debt securities. Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.
Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Income-producing stock availability risk – depending on market conditions, income-producing common stocks that meet the subadviser’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the Fund’s ability to produce current income while remaining fully diversified.
Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.
Growth style risk– growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the

Fund Summary: BlackRock NVIT Equity Dividend Fund (cont.)
subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
Sector risk – investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it may be more susceptible to financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.
Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and may adversely impact the Fund’s performance.
Loss of money is a risk of investing in the Fund.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
The Fund’s performance prior to January 10, 2017 reflects returns pursuant to different principal investment strategies and a different subadviser. If the Fund’s current strategies and subadviser had been in place for the prior period, the performance information shown would have been different.
Annual Total Returns – Class I Shares
(Years Ended December 31,)
Highest Quarter:	18.56%	–	3rd qtr. of 2009
Lowest Quarter:	-23.78%	–	4th qtr. of 2008
The Fund has not commenced offering Class Y shares as of the date of this Prospectus. Therefore, historical performance for Class Y shares is based on the performance of Class I shares. Performance for Class Y shares has not been adjusted to reflect that share class’s lower expenses than those of Class I shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2017)
	1 year	5 years	10 years
Class I Shares	18.00%	14.05%	7.67%
Class II Shares	17.69%	13.77%	7.39%
Class IV Shares	17.99%	14.06%	7.68%
Class Y Shares	18.00%	14.05%	7.67%
Russell 1000® Value Index (reflects no deduction for fees or expenses)	13.66%	14.04%	7.10%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
BlackRock Investment Management, LLC

Fund Summary: BlackRock NVIT Equity Dividend Fund (cont.)
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Tony DeSpirito	Managing Director/Portfolio Manager	Since 2017
David Zhao	Managing Director/Portfolio Manager	Since 2017
Franco Tapia	Managing Director/Portfolio Manager	Since 2017
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Fund Summary: Neuberger Berman NVIT Multi Cap Opportunities Fund
Objective
The Neuberger Berman NVIT Multi Cap Opportunities Fund seeks long-term capital growth.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
	Class I Shares	Class II Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.24%	0.09%
Total Annual Fund Operating Expenses	0.84%	0.94%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I Shares	$86	$268	$466	$1,037
Class II Shares	96	300	520	1,155
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.45% of the average value of its portfolio.
Principal Investment Strategies
Under normal conditions, the Fund invests primarily in equity securities of companies of any market capitalization, including smaller companies, and in any sector that, in the opinion of the subadviser, exhibit characteristics that are consistent with a growth style or a value style of investing. “Growth” investing means investing in companies whose earnings the Fund’s subadviser believes are expected to grow consistently faster than those of other companies. “Value” investing means investing in stocks of companies that the Fund’s subadviser believes to be trading at prices that do not reflect a company’s intrinsic value. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the subadviser believes to be temporary.
Using a fundamental, bottom-up research approach, the Fund’s subadviser performs both quantitative and qualitative analysis in an effort to identify companies that the subadviser believes have the potential to increase in value. The subadviser employs disciplined valuation criteria and dynamic price limits to determine when to buy a stock. The valuation criteria and price limits will change over time as a result of changes in company-specific, industry and market factors.
Under normal market conditions, the Fund typically will hold a limited number of stocks. At times, the subadviser may emphasize certain sectors that it believes will benefit from market or economic trends. The Fund also invests in stocks of

Fund Summary: Neuberger Berman NVIT Multi Cap Opportunities Fund (cont.)
special situation companies, which are companies that have experienced significant business problems but which the subadviser believes have favorable prospects for recovery.
The subadviser follows a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive. The Fund may invest in stocks of foreign companies.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Sector risk – investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it may be more susceptible to financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.
Growth style risk– growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.
Special situation companies risk – these are companies that may be involved in acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company’s market value. If the anticipated benefits of the developments do not ultimately materialize, the value of the special situation company may decline.
Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Loss of money is a risk of investing in the Fund.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Fund Summary: Neuberger Berman NVIT Multi Cap Opportunities Fund (cont.)
Annual Total Returns – Class I Shares
(Years Ended December 31,)
Highest Quarter:	25.24%	–	2nd qtr. of 2009
Lowest Quarter:	-23.16%	–	3rd qtr. of 2011
Average Annual Total Returns
(For the Periods Ended December 31, 2017)
	1 year	5 years	Since Inception (March 24, 2008)
Class I Shares	24.85%	16.55%	8.29%
Class II Shares	24.76%	16.44%	8.14%
S&P 500® Index (reflects no deduction for fees or expenses)	21.83%	15.79%	9.72%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Neuberger Berman Investment Advisers LLC
Portfolio Manager
Portfolio Manager	Title	Length of Service with Fund
Richard S. Nackenson	Managing Director and Portfolio Manager	Since 2013
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Fund Summary: Neuberger Berman NVIT Socially Responsible Fund
Objective
The Neuberger Berman NVIT Socially Responsible Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
	Class I Shares	Class II Shares	Class Y Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	0.25%	None
Other Expenses	0.17%	0.17%	0.12%
Total Annual Fund Operating Expenses	0.82%	1.07%	0.77%
Fee Waiver/Expense Reimbursement(1)	None	(0.16)%	None
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.82%	0.91%	0.77%
(1)	Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.16% of the Distribution and/or Service (12b-1) Fees for Class II shares until April 30, 2019. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I Shares	$84	$262	$455	$1,014
Class II Shares	93	324	575	1,291
Class Y Shares	79	246	428	954
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.08% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in equity securities of mid- to large-cap companies that the subadviser believes follow principles of good corporate citizenship, as demonstrated by leadership in environmental concerns and progressive workplace practices, including diversity and community relations. The subadviser also typically looks at a company’s record in public health and the nature of its products. The Fund may invest in the securities of companies located or conducting business outside of the United States.
In pursuing its strategy, the Fund’s subadviser uses a “value” style of investment, which means investing in equity securities that the subadviser believes to be trading at prices that do not reflect a company’s intrinsic value. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that

Fund Summary: Neuberger Berman NVIT Socially Responsible Fund (cont.)
the subadviser believes to be temporary. The subadviser employs a research-driven and valuation-sensitive approach to stock selection that seeks to identify stocks in well-positioned businesses that it believes are undervalued in the market. It looks for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above-average earnings growth, and other valuation-related factors. The subadviser generally considers selling a security when it reaches a target price, fails to perform as expected, no longer meets the Fund’s financial criteria or social policy, or when other opportunities appear more attractive.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Social policy risk – the Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:
•undervalued stocks that do not meet the social criteria could outperform those that do;
•economic or political changes could make certain companies less attractive for investment or
•the social policy could cause the Fund to sell or avoid stocks that subsequently perform well.
Mid-cap risk – medium-sized companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.
Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.
Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Loss of money is a risk of investing in the Fund.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns – Class II Shares
(Years Ended December 31,)
Highest Quarter:	15.86%	–	2nd qtr. of 2009
Lowest Quarter:	-18.07%	–	3rd qtr. of 2011
The Fund has not commenced offering Class Y shares as of the date of this Prospectus. Therefore, historical performance for Class Y shares is based on the performance of Class II shares. Performance for Class Y shares has not been adjusted to reflect that share class’s lower expenses than those of Class I shares.

Fund Summary: Neuberger Berman NVIT Socially Responsible Fund (cont.)
Average Annual Total Returns
(For the Periods Ended December 31, 2017)
	1 year	5 years	Since Inception (March 24, 2008)
Class I Shares	18.62%	14.85%	8.75%
Class II Shares	18.36%	14.72%	8.64%
Class Y Shares	18.36%	14.72%	8.64%
S&P 500® Index (reflects no deduction for fees or expenses)	21.83%	15.79%	9.72%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Neuberger Berman Investment Advisers LLC
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Ingrid Dyott	Managing Director and Co-Portfolio Manager	Since 2008
Sajjad Ladiwala, CFA	Managing Director, Co-Portfolio Manager	Since 2015
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Fund Summary: NVIT Emerging Markets Fund
Objective
The NVIT Emerging Markets Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
	Class I Shares	Class II Shares	Class D Shares	Class Y Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses	0.29%	0.29%	0.36%	0.14%
Total Annual Fund Operating Expenses	1.24%	1.49%	1.56%	1.09%
Fee Waiver/Expense Reimbursement(1)	(0.05)%	(0.05)%	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.19%	1.44%	1.51%	1.04%
(1)	Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.05% of the management fee to which the Adviser would otherwise be entitled until April 30, 2019. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I Shares	$121	$388	$676	$1,496
Class II Shares	147	466	808	1,775
Class D Shares	154	488	845	1,852
Class Y Shares	106	342	596	1,324
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.35% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by companies that are tied economically to emerging market countries. The Fund considers a company to be tied economically to emerging market countries if it is headquartered, trades on an exchange or maintains at least 50% of its net assets in, or derives at least 50% of its revenues from, emerging market countries. Emerging market countries are typically developing and low- or middle income countries, and may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. The Fund typically maintains investments in at least six countries at all times. The Fund may invest in companies of any size, including smaller companies.

Fund Summary: NVIT Emerging Markets Fund (cont.)
The Fund consists of two portions managed by different subadvisers acting independently with respect to the assets of the Fund they manage. NFA is the Fund’s investment adviser and, subject to the approval of the Board of Trustees of the Trust, selects the Fund’s subadvisers and monitors their performance on an ongoing basis. NFA determines the amount of Fund assets to allocate to each subadviser. NFA has selected Lazard Asset Management LLC (“Lazard”) and Standard Life Investments (Corporate Funds) Limited (“Aberdeen Standard Investments”) to subadvise different portions of the Fund because they approach investing in emerging market securities in a different manner from each other.
Lazard utilizes a flexible investment approach and engages in bottom-up, fundamental security analysis and selection. Lazard may consider a security’s growth or value potential in managing its portion of the Fund. Lazard may invest in securities of any market capitalization, although it typically invests in securities of companies with a market capitalization of $300 million or more. The allocation of this portion’s assets among countries and regions may vary from time to time based on Lazard’s judgment and analysis of market conditions. Lazard may sell a security when its (1) target price is achieved, (2) risk analysis is unfavorable, (3) fundamental drivers deteriorate or the investment thesis is invalidated, or (4) there is a negative change in corporate strategy or corporate governance.
Aberdeen Standard Investments believes company fundamentals drive stock prices and that the market is not efficient at pricing such fundamentals when they are undergoing, or face the prospect of, material change. Aberdeen Standard Investments aims to identify and evaluate improving situations that are not fully recognized by the market by utilizing a bottom-up stock selection process. Sector, regional and country allocations are a result of stock selection. This investment strategy is not growth- or value biased or momentum driven, but is style-agnostic. Aberdeen Standard Investments may sell a stock if it believes (1) the stock no longer meets its valuation criteria or the investment thesis is invalidated; (2) the stock’s risk parameters outweigh its return opportunity; (3) more attractive alternatives are identified; or (4) specific events alter a stock’s prospects.
In allocating assets between the subadvisers, NFA seeks to increase diversification among securities and investment styles in order to potentially increase the possibility for investment return and reduce risk and volatility.
The Fund may engage in active and frequent trading of portfolio securities.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadvisers will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.
Growth style risk – growth stocks are those issued by companies whose earnings a subadviser expects to grow consistently faster than those of other companies. Growth investing involves buying stocks that have relatively high prices in relation to their earnings. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. During periods of growth stock

Fund Summary: NVIT Emerging Markets Fund (cont.)
underperformance, the Fund’s performance may suffer and underperform other equity funds that use different investing styles.
Value style risk – value stocks are those that a subadviser believes to be trading at prices that do not reflect the issuing company’s intrinsic value. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the subadviser believes to be temporary. Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks.
Country risk – if the Fund emphasizes one or more countries, it may be more susceptible to the financial, market, political or economic events affecting the particular issuers and industries participating in such countries than funds that do not emphasize particular countries.
Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Multi-manager risk – while NFA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadviser(s). It is possible that the security selection process of one subadviser will not complement that of the other subadviser(s). As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.
Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and may adversely impact the Fund’s performance.
Loss of money is a risk of investing in the Fund.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns – Class I Shares
(Years Ended December 31,)
Highest Quarter:	29.81%	–	2nd qtr. of 2009
Lowest Quarter:	-30.93%	–	4th qtr. of 2008
The inception date for Class Y shares is April 30, 2014. Pre-inception historical performance for Class Y shares is based on the previous performance of Class I shares. Performance for Class Y shares has not been adjusted to reflect that share class’s lower expenses than those of Class I shares.
The inception date for Class D shares is July 29, 2016. Therefore, pre-inception historical performance for Class D shares is based on the previous performance of Class II shares. Performance for Class D shares has been adjusted to

Fund Summary: NVIT Emerging Markets Fund (cont.)
reflect that share class’s higher expenses than those of Class II shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2017)
	1 year	5 years	10 years
Class I Shares	41.50%	4.04%	-1.17%
Class II Shares	41.22%	3.78%	-1.42%
Class D Shares	41.09%	3.68%	-1.50%
Class Y Shares	41.69%	4.15%	-1.12%
MSCI Emerging Markets® Index (reflects no deduction for fees or expenses)	37.28%	4.35%	1.68%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadvisers
Lazard Asset Management LLC (“Lazard”)
Standard Life Investments (Corporate Funds) Limited (“Aberdeen Standard Investments”)
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Lazard
Stephen Russell, CFA	Director, Portfolio Manager/Analyst	Since 2016
Thomas Boyle	Director, Portfolio Manager/Analyst	Since 2016
Paul Rogers, CFA	Director, Portfolio Manager/Analyst	Since 2016
Aberdeen Standard Investments
Alistair Way	Head of Asian and GEM Equities	Since 2016
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Fund Summary: NVIT International Equity Fund
Objective
The NVIT International Equity Fund seeks long-term capital growth by investing primarily in equity securities of companies located in Europe, Australasia, the Far East and other regions, including developing countries.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
	Class I Shares	Class II Shares	Class Y Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	None	0.25%	None
Other Expenses	0.31%	0.31%	0.16%
Total Annual Fund Operating Expenses	1.11%	1.36%	0.96%
Fee Waiver/Expense Reimbursement(1)	(0.01)%	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.10%	1.35%	0.95%
(1)	Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.01% of the management fee to which the Adviser would otherwise be entitled until April 30, 2019. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I Shares	$112	$352	$611	$1,351
Class II Shares	137	430	744	1,634
Class Y Shares	97	305	530	1,177
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77.86% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by companies of any size, including smaller companies, that are located in, that derive at least 50% of their earnings or revenues from, or that maintain at least 50% of their assets in, countries around the world other than the United States. Some of these countries may be considered to be emerging market countries. Emerging market countries typically are developing and low- or middle-income countries, and may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.
The Fund invests in companies that exhibit characteristics consistent with either a growth style or a value style of investing. In other words, the Fund targets companies whose earnings are expected to grow consistently faster than those of other companies, but also targets companies that the subadviser believes to be undervalued in the marketplace compared to their

Fund Summary: NVIT International Equity Fund (cont.)
intrinsic value. The Fund’s subadviser employs a core investment strategy that emphasizes fundamental research to identify quality companies and is supported by quantitative analysis, portfolio construction and risk management techniques. Investments for the Fund are selected bottom-up based on factors specific to individual companies, rather than sector or country trends. The subadviser’s strategy primarily focuses on identifying issuers that it believes have sustainable growth potential at a reduced level of risk.
The Fund’s subadviser may consider selling a security for several reasons, including when (1) its price changes such that the subadviser believes it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.
Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Growth style risk– growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.
Loss of money is a risk of investing in the Fund.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Fund Summary: NVIT International Equity Fund (cont.)
Annual Total Returns – Class I Shares
(Years Ended December 31,)
Highest Quarter:	18.96%	–	3rd qtr. of 2010
Lowest Quarter:	-25.53%	–	3rd qtr. of 2008
Class II shares commenced operations on April 28, 2014 upon the conversion of Class VI shares (which are no longer offered by the Fund) to Class II shares. Pre-inception historical performance for Class II shares therefore reflects the performance of former Class VI shares. The Fund has not commenced offering Class Y shares as of the date of this Prospectus. Pre-inception historical performance for Class Y shares is based on the previous performance of Class I shares. Performance for Class Y shares has not been adjusted to reflect that share class’s lower expenses than those of Class I shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2017)
	1 year	5 years	10 years
Class I Shares	27.45%	7.89%	1.92%
Class II Shares	27.07%	7.63%	1.68%
Class Y Shares	27.45%	7.89%	1.92%
MSCI All Country World Index ex USA (reflects no deduction for fees or expenses)	27.19%	6.80%	1.84%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Lazard Asset Management LLC
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Paul Moghtader	Portfolio Manager/Analyst	Since 2013
Taras Ivanenko, Ph.D.	Portfolio Manager/Analyst	Since 2013
Susanne Willumsen	Portfolio Manager/Analyst	Since 2013
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Fund Summary: NVIT Large Cap Growth Fund
Objective
The NVIT Large Cap Growth Fund seeks long-term capital growth.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
	Class I Shares	Class II Shares	Class P Shares	Class Y Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.47%	0.47%	0.47%	0.47%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses	0.19%	0.19%	0.04%	0.04%
Total Annual Fund Operating Expenses	0.66%	0.91%	0.76%	0.51%
Fee Waiver/Expense Reimbursement(1),(2)	(0.05)%	(0.05)%	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.61%	0.86%	0.71%	0.46%
(1)	Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.65%, 0.90%, 0.75%, and 0.50% for Class I, Class II, Class P, and Class Y shares, respectively, until April 30, 2019. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
(2)
    In addition to the expense limitation agreement discussed in Footnote 1, the Trust and the Adviser have entered into a written contract in which the Adviser has agreed to waive 0.038% of the management fee to which the Adviser would otherwise be entitled until April 30, 2019. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I Shares	$63	$206	$363	$818
Class II Shares	88	285	499	1,115
Class P Shares	73	238	418	938
Class Y Shares	47	159	280	636
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80.08% of the average value of its portfolio.

Fund Summary: NVIT Large Cap Growth Fund (cont.)
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks issued by large-cap companies, utilizing a growth style of investing. In other words, the Fund seeks companies whose earnings the subadviser expects to grow consistently faster than those of other companies. The subadviser uses a quantitative process (mathematical and statistical methods) that applies various factors both to evaluate current market conditions and to identify possible investment opportunities. This process is based on the subadviser’s belief that stocks evidencing specific factors or combinations of factors outperform other stocks during specific market environments and underperform in others. Because the market environment changes continuously, different factors, or combinations of factors, are in favor or out of favor at different times.
In managing the Fund, the subadviser first assesses those factors, or combinations of factors, that it believes to be in favor in the market at any given time. It then applies factor analysis to individual stocks within industry groups in selecting stocks and building the portfolio. The subadviser then applies fundamental analysis (qualitative research) to refine the results of its quantitative models with the goal of constructing an overall portfolio that emphasizes those stocks that it believes will be more likely to succeed under prevailing market conditions. The Fund generally will sell a stock when, under the subadviser’s model, its ranking declines. The Fund also may sell a stock when, in the subadviser’s opinion, the factors in favor under the prevailing market environment have changed, or when the subadviser believes other opportunities appear more attractive.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Growth style risk– growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
Sector risk – investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it may be more susceptible to financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.
Loss of money is a risk of investing in the Fund.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Fund Summary: NVIT Large Cap Growth Fund (cont.)
Annual Total Returns – Class I Shares
(Years Ended December 31,)
Highest Quarter:	16.54%	–	1st qtr. of 2012
Lowest Quarter:	-14.92%	–	3rd qtr. of 2011
The Fund had not commenced offering Class P shares or Class Y shares as of the date of this Prospectus. Pre-inception historical performance for Class P and Class Y shares therefore is based on the previous performance of Class I shares. Performance for Class P shares has been adjusted to reflect that share class’s higher expenses than those of Class I shares. Performance for Class Y shares has not been adjusted to reflect its lower expenses than those of Class I shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2017)
	1 year	5 years	Since Inception (March 24, 2009)
Class I Shares	27.31%	15.58%	16.21%
Class II Shares	27.07%	15.28%	15.92%
Class P Shares	27.19%	15.46%	16.10%
Class Y Shares	27.31%	15.58%	16.21%
Russell 1000® Growth Index (reflects no deduction for fees or expenses)	30.21%	17.33%	18.05%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Boston Advisors, LLC
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Douglas Riley, CFA	Senior Vice President and Portfolio Manager	Since 2015
Michael J. Vogelzang, CFA	President and Chief Investment Officer	Since 2015
David Hanna	Senior Vice President and Director of Research and Alternative Investments	Since 2015
Edward Mulrane, CFA	Vice President and Quantitative Research Analyst	Since 2015
James W. Gaul, CFA	Vice President and Portfolio Manager	Since 2015
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Fund Summary: NVIT Nationwide Fund
Objective
The NVIT Nationwide Fund seeks total return through a flexible combination of capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
	Class I Shares	Class II Shares	Class IV Shares	Class Y Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	None	0.25%	None	None
Other Expenses	0.21%	0.21%	0.21%	0.06%
Total Annual Fund Operating Expenses	0.79%	1.04%	0.79%	0.64%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I Shares	$81	$252	$439	$978
Class II Shares	106	331	574	1,271
Class IV Shares	81	252	439	978
Class Y Shares	65	205	357	798
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119.12% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a diversified portfolio of equity securities to produce an overall blended equity portfolio consisting of various types of stocks that offer the potential for capital growth and/or dividend income. Most of the stocks in which the Fund invests are issued by large-capitalization companies. The Fund considers large-capitalization companies to be those companies with market capitalizations similar to those of companies included in the Russell 1000® Index. Some of these companies may be located outside of the United States. The Fund makes market capitalization determinations with respect to a security at the time it purchases such security.
The Fund’s subadviser pursues a defensive investment style, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. In other words, the subadviser expects the Fund to lag the performance of traditional U.S. equity funds when equity markets are rising, but to exceed their performance during equity market declines. To achieve this result, the Fund will be broadly diversified across companies and industries and will invest in companies that the subadviser has identified to have low measures of risk and high quality (i.e., stable companies in good business health). The subadviser believes that the stocks of these types of companies tend to be lower “beta” stocks and that lower “beta”

Fund Summary: NVIT Nationwide Fund (cont.)
stocks generally are less volatile than higher “beta” stocks (i.e., their value has a lower sensitivity to fluctuations in the securities markets). The subadviser believes that low “beta” and high quality stocks generally produce higher risk-adjusted returns over a full market cycle than high “beta” or poor quality stocks.
The Fund’s subadviser uses an actively managed bottom-up stock selection process for choosing securities across a large-capitalization equity market universe. The Fund’s subadviser uses quantitative models, which combine active management to identify quality companies and statistical measures of risk to assure diversification by issuer and industry, as well as additional criteria that form part of the subadviser’s security selection process. The subadviser will use volatility and correlation forecasting and portfolio construction methodologies to manage the Fund. Shifts in allocations among issuers and industries will be determined using the quantitative models based on the subadviser’s determinations of risk and quality, as well as other factors including, but not limited to, managing industry and sector exposures.
In response to purchases and redemptions of the Fund’s shares, the Fund’s subadviser may use equity index futures, which are derivatives, to obtain efficient investment exposure as a substitute for taking a position in equity securities. The Fund may engage in active and frequent trading of portfolio securities.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.
    Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and may adversely impact the Fund’s performance.
Loss of money is a risk of investing in the Fund.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Fund Summary: NVIT Nationwide Fund (cont.)
Annual Total Returns – Class I Shares
(Years Ended December 31,)
Highest Quarter:	17.59%	–	2nd qtr. of 2009
Lowest Quarter:	-25.39%	–	4th qtr. of 2008
The Fund has not commenced offering Class Y shares as of the date of this Prospectus. Therefore, historical performance for Class Y shares is based on the performance of Class I shares. Performance for Class Y shares has not been adjusted to reflect that share class’s lower expenses than those of Class I shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2017)
	1 year	5 years	10 years
Class I Shares	20.52%	14.78%	6.70%
Class II Shares	20.24%	14.50%	6.44%
Class IV Shares	20.54%	14.77%	6.70%
Class Y Shares	20.52%	14.78%	6.70%
S&P 500® Index (reflects no deduction for fees or expenses)	21.83%	15.79%	8.50%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
AQR Capital Management, LLC
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Michele L. Aghassi, Ph.D.	Principal and Portfolio Manager	Since 2017
Andrea Frazzini, Ph.D.	Principal and Portfolio Manager	Since 2017
Jacques A. Friedman	Principal and Portfolio Manager	Since 2017
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Fund Summary: NVIT Real Estate Fund
Objective
The NVIT Real Estate Fund seeks current income and long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
	Class I Shares	Class II Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.23%	0.23%
Total Annual Fund Operating Expenses	0.93%	1.18%
Fee Waiver/Expense Reimbursement(1)	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.92%	1.17%
(1)	Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.013% of the management fee to which the Adviser would otherwise be entitled until April 30, 2019. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I Shares	$94	$295	$514	$1,142
Class II Shares	119	374	648	1,431
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 157.57% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of real estate companies that are located in the United States. Equity securities in which the Fund invests are primarily common stocks of companies of any size, including smaller companies, and include the securities of real estate investment trusts (“REITs”). The Fund does not invest in real estate directly. The Fund is nondiversified for purposes of the Investment Company Act of 1940, which means that the Fund may hold larger positions in fewer securities than other funds.
The Fund’s subadviser actively manages the Fund using a combination of bottom-up analysis of factors affecting individual securities and top-down analysis of the real estate market. Using multiple valuation metrics, the subadviser seeks to identify issuers evidencing short-term dislocations between stock prices and fundamentals, and ultimately invest at below-market valuations in real estate companies that the subadviser believes will be strong long-term performers. In seeking a diversified exposure to all major real estate sectors, the subadviser’s top-down analysis studies macroeconomic, private real estate,

Fund Summary: NVIT Real Estate Fund (cont.)
industry and regional trends to influence the Fund’s sector and geographic weightings. The subadviser may sell a security when it believes it has become overvalued or no longer offers an attractive risk/reward profile, relative fundamentals have deteriorated, or to take advantage of other opportunities the subadviser believes to be more attractive. The Fund may engage in frequent and active trading of portfolio securities.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Real estate market risk – your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, including any potential defects in mortgage documentation or in the foreclosure process. In particular, dramatic slow-downs in the housing industry, due in part to falling home prices and increasing foreclosures and unemployment, have created strains on financial institutions. For example, developments relating to sub-prime mortgages have been adversely affecting the willingness of some lenders to extend credit, in general, which may make it more difficult for companies to obtain financing on attractive terms, or at all, so that they may commence or complete real estate development projects, refinance completed projects or purchase real estate. These developments may also adversely affect the prices at which companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms at all. These developments affecting the real estate industry could adversely affect the real estate companies in which the Fund invests.
REIT risk – REITs are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for pass-through of income under the Internal Revenue Code of 1986, as amended (the Code), affecting their value. Other factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.
Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.
Sector risk – emphasizing investments in real estate businesses can make the Fund more susceptible to financial, market or economic events affecting the particular issuers and real estate businesses in which it invests than funds that do not emphasize particular sectors.
Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Nondiversified fund risk – because the Fund may hold larger positions in fewer securities and financial instruments than diversified funds, a single security’s or instrument's increase or decrease in value may have a greater impact on the Fund’s value and total return.
Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and may adversely impact the Fund’s performance.
Loss of money is a risk of investing in the Fund.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.

Fund Summary: NVIT Real Estate Fund (cont.)
The Adviser has changed the Fund’s primary benchmark to the Dow Jones U.S. Select Real Estate Securities Index because it believes such index better reflects the current subadviser’s investment strategy than does the Fund’s previous benchmark, the FTSE NAREIT® All Equity REITs Index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns – Class I Shares
(Years Ended December 31,)
Highest Quarter:	31.60%	–	3rd qtr. of 2009
Lowest Quarter:	-29.64%	–	1st qtr. of 2009
Average Annual Total Returns
(For the Periods Ended December 31, 2017)
	1 year	5 years	Since Inception (March 24, 2008)
Class I Shares	6.50%	7.52%	6.10%
Class II Shares	6.14%	7.23%	5.81%
Dow Jones U.S. Select Real Estate Securities Index (reflects no deduction for fees or expenses)	3.76%	9.08%	6.72%
FTSE NAREIT® All Equity REITs Index (reflects no deduction for fees or expenses)	8.67%	9.83%	7.58%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Wellington Management Company LLP
Portfolio Manager
Portfolio Manager	Title	Length of Service with Fund
Bradford D. Stoesser	Managing Director and Global Industry Analyst	Since 2017
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Fund Summary: Templeton NVIT International Value Fund
Objective
The Templeton NVIT International Value Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
	Class I Shares	Class II Shares	Class Y Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%	None
Other Expenses	0.24%	0.24%	0.09%
Total Annual Fund Operating Expenses	0.99%	1.24%	0.84%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.
This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I Shares	$101	$315	$547	$1,213
Class II Shares	126	393	681	1,500
Class Y Shares	86	268	466	1,037
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.76% of the average value of its portfolio.
Principal Investment Strategies
Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by companies that are located in, or that derive at least 50% of their earnings or revenues from, a number of countries around the world other than the United States, including companies located in emerging market countries. Equity securities in which the Fund invests may include common stocks, preferred stocks, convertible securities and related depository receipts. The Fund may invest in convertible securities without regard to the ratings assigned by rating services. The Fund may invest in equity securities of any size company, including smaller companies. The Fund may have significant investments in one or more countries or in particular sectors.
When choosing equity investments, the Fund’s subadviser applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the subadviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The subadviser also considers a company’s price-to-earnings ratio, profit margins and liquidation value. In selecting securities for the Fund, the subadviser attempts to identify those companies that

Fund Summary: Templeton NVIT International Value Fund (cont.)
offer above-average opportunities for capital appreciation in various countries and industries where economic and political factors, including currency movements, appear to be favorable to capital growth.
The subadviser may consider selling an equity security when it believes the security’s price exceeds the subadviser’s estimation of value, when there are changes in the company’s fundamentals, or when the subadviser believes greater value exists in another similar security.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.
Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.
Country or sector risk – if the Fund emphasizes one or more countries or economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular countries or sectors.
Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Convertible securities risk - the value of convertible securities may fall when interest rates rise and increase when interest rates fall. The prices of convertible securities with longer maturities tend to be more volatile than those with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations.
Preferred stock risk – a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. Preferred stocks often behave like debt securities, but have a lower payment priority than the issuer’s bonds or other debt securities. Therefore, they may be subject to greater credit risk than those of debt securities. Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.
Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are

Fund Summary: Templeton NVIT International Value Fund (cont.)
more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Loss of money is a risk of investing in the Fund.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns – Class I Shares
(Years Ended December 31,)
Highest Quarter:	16.00%	–	3rd qtr. of 2010
Lowest Quarter:	-21.82%	–	3rd qtr. of 2011
Class I shares commenced operations on April 30, 2014 upon the conversion of Class III shares (which are no longer offered by the Fund) to Class I shares. The Fund had not commenced offering Class II or Class Y shares as of the date of this Prospectus. Pre-inception historical performance for Class I, Class II and Class Y shares is based on the previous performance of Class III shares. Performance for Class II shares has been adjusted to reflect that share class’s higher expenses than those of Class III shares. Performance for Class Y shares has not been adjusted to reflect that share class’s lower expenses than those of Class III shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2017)
	1 year	5 years	Since Inception (March 24, 2009)
Class I Shares	22.72%	5.64%	8.63%
Class II Shares	22.41%	5.37%	8.36%
Class Y Shares	22.72%	5.64%	8.63%
MSCI All Country World Index ex USA (reflects no deduction for fees or expenses)	27.19%	6.80%	10.48%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Templeton Investment Counsel, LLC
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Antonio T. Docal, CFA	Director of Portfolio Management/Executive Vice President/Portfolio Manager-Research Analyst	Since 2009
Peter A. Nori, CFA	Executive Vice President/Portfolio Manager-Research Analyst	Since 2009
Matthew R. Nagle, CFA	Portfolio Manager	Since 2018
Tax Information
The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.

Fund Summary: Templeton NVIT International Value Fund (cont.)
Payments to Broker-Dealers and Other Financial Intermediaries
This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that also may be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

How the Funds Invest: American Century NVIT Multi Cap Value Fund
Objective
The American Century NVIT Multi Cap Value Fund seeks capital appreciation, and secondarily current income. This objective may be changed by the Nationwide Variable Insurance Trust’s (“Trust”) Board of Trustees (“Board of Trustees”) without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by companies in at least two market capitalization sizes that, in the opinion of the subadviser, exhibit characteristics that are consistent with a value style of investing. The Fund uses a bottom-up approach to identify stocks of companies that may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding a company or its industry, or failure of the market to perceive long-term value. The market capitalization sizes in which the Fund invests may include large-cap, mid-cap and small-cap companies. Equity securities in which the Fund invests are primarily common stock. The Fund may also invest in equity securities of companies that are located outside the United States.
The Fund’s subadviser attempts to purchase the stocks of companies that are temporarily out of favor and holds each stock until it has returned to favor in the market and its price has increased to, or is higher than, a level the subadviser believes more accurately reflects the fair value of the company. To identify these companies, the subadviser looks for companies with earnings, cash flows, and/or assets that may not, in the subadviser’s view, be accurately reflected in the companies’ market prices or may be outside the companies’ historical ranges. The subadviser also considers whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase.
The subadviser may sell stocks if it believes:
•a stock no longer meets its valuation criteria;
•a stock’s risk parameters outweigh its return opportunity;
•more attractive alternatives are identified or
•specific events alter a stock’s prospects.
Key Terms:
Bottom-up approach – a method of investing that involves the selection of securities based on their individual attributes regardless of broader national, industry or economic factors.
Equity securities – represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.
Large-cap companies – companies with market capitalizations similar to those of companies included in the Russell 1000® Index, ranging from $348.5 million to $868.3 billion as of December 31, 2017.
Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.
Mid-cap companies – companies with market capitalizations similar to those of companies included in the Russell MidCap® Index, ranging from $348.5 million to $35.3 billion as of December 31, 2017.
Small-cap companies – companies with market capitalizations similar to those of companies included in the Russell 2000® Index. As of December 31, 2017, the market capitalization of the largest company included in the Russell 2000® Index was $8.7 billion.
Value style – investing in equity securities that may be trading at prices that do not reflect a company’s intrinsic value, based on such factors as a company’s stock price relative to its book value, earnings and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that may be temporary.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, MARKET AND SELECTION RISKS, SMALLER COMPANY RISK and VALUE STYLE RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 48.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Fund Invests: Blackrock NVIT Equity Dividend Fund
Objective
The BlackRock NVIT Equity Dividend Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks. This objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities and at least 80% of its net assets in dividend-paying securities. The Fund may invest in securities of companies with any market capitalization, but will generally focus on large-cap companies. The Fund may also invest in convertible securities and non-convertible preferred stock. Equity securities include common stock, preferred stock, securities convertible into common stock, or securities or other instruments with prices linked to the value of common stock.
The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest in securities from any country. The Fund may invest in securities denominated either in U.S. dollars or the local currencies of their issuers.
The subadviser chooses investments for the Fund that the subadviser believes will both increase in value over the long term and provide current income, focusing on investments that will do both instead of those that will favor current income over capital appreciation. In selecting portfolio securities, the subadviser will generally employ a value style, but may purchase equity securities based on a growth style when such securities pay dividends or the subadviser believes such securities have particularly good prospects for capital appreciation.
The subadviser believes that stocks that have dividend yields often provide more attractive long-term total return and greater price stability during periods of downward movements in market prices than stocks that do not pay dividends. In certain market cycles, such as periods of high growth or high interest rates on bonds, dividend-paying stocks could go out of favor. During such periods, the Fund may underperform other equity funds that do not emphasize investments in dividend-paying stocks.
The subadviser has no stated minimum holding period for investments and will buy or sell securities whenever it sees an appropriate opportunity. For example, the subadviser may sell shares of a company when the company’s prospects for capital appreciation deteriorate or when its dividend rates become unattractive or when the subadviser identifies another company with more attractive prospects.
The Fund may engage in active and frequent trading of portfolio securities.
Key Terms:
Convertible securities – generally debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock.
Equity securities – represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.
Growth style – investing in equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock prices.
Large-cap companies – companies with market capitalizations similar to those of companies included in the Russell 1000® Value Index, ranging from $111.5 million to $380.7 billion as of December 31, 2017.
Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.
Preferred stock – a class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidations of assets. Preferred stock does not normally carry voting rights. Some preferred stocks may also be convertible into common stock.
Value style – investing in equity securities that may be trading at prices that do not reflect a company’s intrinsic value, based on such factors as a company’s stock price relative to its book value, earnings and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that may be temporary.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to CONVERTIBLE SECURITIES RISK, DIVIDEND-PAYING STOCK RISK, EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, GROWTH STYLE RISK, INCOME-PRODUCING STOCK AVAILABILITY RISK, MARKET AND SELECTION RISKS, PORTFOLIO TURNOVER RISK, PREFERRED STOCK RISK,

How the Fund Invests: Blackrock NVIT Equity Dividend Fund (cont.)
SECTOR RISK, SMALLER COMPANY RISK and VALUE STYLE RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 48.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: Neuberger Berman NVIT Multi Cap Opportunities Fund
Objective
The Neuberger Berman NVIT Multi Cap Opportunities Fund seeks long-term capital growth. This objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
Under normal conditions, the Fund invests primarily in equity securities issued by small-, mid- and large-cap companies, and in any sector that, in the opinion of the subadviser, exhibit characteristics that are consistent with a growth style or a value style of investing. Equity securities in which the Fund invests are primarily common stock. The Fund may also invest in equity securities of companies that are located outside the United States.
Using a fundamental, bottom-up research approach, the Fund’s subadviser employs both qualitative and quantitative techniques in an effort to identify companies that the subadviser believes have the potential to increase in value. The subadviser employs disciplined valuation criteria and dynamic price limits to determine when to buy a stock. The valuation criteria and price limits will change over time as a result of changes in company-specific, industry and market factors.
Factors in identifying such companies may include the company’s:
•financial condition;
•industry position;
•market opportunities;
•senior management teams and
•relevant economic, political and regulatory factors.
Under normal market conditions, the Fund typically will hold a limited number of stocks. At times, the subadviser may emphasize certain sectors that it believes will benefit from market or economic trends. The Fund also invests in stocks of special situation companies, which are companies that have experienced significant business problems but which the subadviser believes have favorable prospects for recovery.
The Fund’s subadviser follows a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.
Key Terms:
Bottom-up approach – a method of investing that involves the selection of securities based on their individual attributes regardless of broader national, industry or economic factors.
Equity securities – represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.
Growth style – investing in equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock prices.
Large-cap companies – companies with market capitalizations similar to those of companies included in the S&P 500® Index, ranging from $2.0 billion to $868.8 billion as of December 31, 2017.
Mid-cap companies – companies with market capitalizations similar to those of companies included in the Russell MidCap® Index, ranging from $348.5 million to $35.3 billion as of December 31, 2017.
Quantitative techniques – mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by the Fund.
Small-cap companies – companies with market capitalizations similar to those of companies included in the Russell 2000® Index. As of December 31, 2017, the market capitalization of the largest company included in the Russell 2000® Index was $8.7 billion.
Value style – investing in equity securities that may be trading at prices that do not reflect a company’s intrinsic value, based on such factors as a company’s stock price relative to its book value, earnings and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that may be temporary.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, GROWTH STYLE RISK, MARKET AND SELECTION RISKS, SECTOR RISK, SMALLER COMPANY RISK, SPECIAL SITUATION COMPANIES RISK and VALUE STYLE RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 48.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: Neuberger Berman NVIT Socially Responsible Fund
Objective
The Neuberger Berman NVIT Socially Responsible Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy. This objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
In pursuit of its objective, the Fund invests primarily in equity securities of mid- to large-cap companies that the subadviser believes follow principles of good corporate citizenship. The Fund seeks to reduce risk by investing across many different industries.
The subadviser employs a research driven and valuation-sensitive approach to stock selection. It seeks to identify stocks in well-positioned businesses that it believes are undervalued in the market. It looks for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above-average earnings growth, and other valuation-related factors. Among companies that meet these criteria, the subadviser looks for those companies that show leadership in the following areas:
•environmental concerns and
•progressive workplace practices (including diversity and community relations.)
The subadviser also typically looks at a company’s record in public health and the nature of its products. The subadviser judges firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the Fund endeavors to avoid companies that derive revenue from gambling or the production of alcohol, tobacco, weapons, or nuclear power. The Fund also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military. The Fund may invest in the securities of companies located or conducting business outside of the United States.
The Fund’s subadviser uses a value style of investing, which involves buying securities whose market prices appear to be undervalued relative to their earnings, cash flow prospects, and other measures of intrinsic value. For instance, the subadviser may purchase a company’s stock if it looks more fully priced based on the market’s expectations of earnings, but is still inexpensive relative to the subadviser’s estimates. The subadviser generally considers selling a security when it reaches a target price, fails to perform as expected, the issuer no longer meets the
Fund’s financial criteria or social policy, or when other opportunities appear more attractive.
Key Terms:
Equity securities – represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.
Large-cap companies – companies with market capitalizations similar to those of companies included in the S&P 500® Index, ranging from $2.0 billion to $868.8 billion as of December 31, 2017.
Mid-cap companies – companies with market capitalizations similar to those of companies included in the Russell MidCap® Index, ranging from $348.5 million to $35.3 billion as of December 31, 2017.
Value style – investing in equity securities that may be trading at prices that do not reflect a company’s intrinsic value, based on such factors as a company’s stock price relative to its book value, earnings and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that may be temporary.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, MARKET AND SELECTION RISKS, MID-CAP RISK, SOCIAL POLICY RISK and VALUE STYLE RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 48.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: NVIT Emerging Markets Fund
Objective
The NVIT Emerging Markets Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries. This objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by companies that are tied economically to emerging market countries. The Fund considers a company to be tied economically to emerging market countries if it is headquartered, trades on an exchange or maintains at least 50% of its assets in, or derives at least 50% of its revenues from, emerging market countries. The Fund typically maintains investments in at least six countries at all times. The Fund may invest in companies of any size, including small- and mid-cap companies.
The Fund consists of two portions managed by different subadvisers acting independently with respect to the assets of the Fund they manage. NFA has selected Lazard Asset Management LLC (“Lazard”) and Standard Investments (Corporate Funds) Limited (“Aberdeen Standard Investments”) to each manage the assets of a portion of the Fund. The subadvisers have been chosen because they approach investing in emerging market securities in a different manner from each other. In allocating assets between the subadvisers, NFA seeks to increase diversification among securities and investment styles in order to increase the potential for investment return and, at the same time, reduce risk and volatility.
The two portions are each managed as follows:
LAZARD – utilizes a flexible investment approach and engages in bottom-up, fundamental security analysis and selection. Lazard may consider a security’s growth or value potential in managing its portion of the Fund. Lazard may invest in securities of any market capitalization, although it typically invests in securities of companies with a market capitalization of $300 million or more. The allocation of this portion’s assets among countries and regions may vary from time to time based on Lazard’s judgment and analysis of market conditions.
Lazard uses a proprietary system for fundamental security analysis, including models generated at the security, country and sector levels, and seeks to identify investment opportunities at any stage of a company’s development, from startup to maturity. Lazard evaluates potential investments with a screening process that focuses on change and may consider factors including market validation, quality, revisions and valuations. Lazard may sell a security when its (1) target price is achieved, (2) risk analysis is unfavorable, (3) fundamental drivers deteriorate or the investment thesis is invalidated, or (4) there is a negative change in corporate strategy or corporate governance.
ABERDEEN STANDARD INVESTMENTS – believes company fundamentals drive stock prices and that the market is not efficient at pricing such fundamentals when they are undergoing, or face the prospect of, material change. Aberdeen Standard Investments aims to identify and evaluate improving situations that are not fully recognized by the market by utilizing a bottom-up stock selection process. Sector, regional and country allocations are a result of stock selection. This investment strategy is not growth- or value-biased or momentum driven, but is style-agnostic. Aberdeen Standard Investments may sell a stock if it believes (1) the stock no longer meets its valuation criteria or the investment thesis is invalidated; (2) the stock’s risk parameters outweigh its return opportunity; (3) more attractive alternatives are identified; or (4) specific events alter a stock’s prospects.
The Fund may engage in active and frequent trading of portfolio securities.
Key Terms:
Bottom-up approach – a method of investing that involves the selection of securities based on their individual attributes regardless of broader national, industry or economic factors.
Emerging market countries – typically are developing and low- or middle-income countries. For purposes of the Fund, emerging market countries are those that are included in the MSCI Emerging Markets Index, the FTSE Emerging Index or the JPMorgan Emerging Market Bond Index. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.
Equity securities – represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.
Growth style – investing in equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock prices.
Mid-cap companies – companies with market capitalizations similar to those of companies included in the MSCI SMID Cap Index, ranging from $0 to $9.4 billion as of December 31, 2017.
Small-cap companies – companies with market capitalizations similar to those of companies included in the MSCI EM Small Cap Index, the largest of which was $9.4 billion as of December 31, 2017.

How the Funds Invest: NVIT Emerging Markets Fund (cont.)
Value style – investing in equity securities that may be trading at prices that do not reflect a company’s intrinsic value, based on such factors as a company’s stock price relative to its book value, earnings and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that may be temporary.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to COUNTRY RISK, EMERGING MARKETS RISK, EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, GROWTH STYLE RISK, LIQUIDITY RISK, MARKET AND SELECTION RISKS, MULTI-MANAGER RISK, PORTFOLIO TURNOVER RISK, SMALLER COMPANY RISK and VALUE STYLE RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 48.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: NVIT International Equity Fund
Objective
The NVIT International Equity Fund seeks long-term capital growth by investing primarily in equity securities of companies located in Europe, Australasia, the Far East and other regions, including developing countries. This objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by companies of any size, including small- and mid-cap companies, that are located in, that derive at least 50% of their earnings or revenues from, or that maintain at least 50% of their assets in, countries around the world other than the United States. Some of these countries may be considered to be emerging market countries.
The Fund invests in companies that exhibit characteristics consistent with either a growth style or a value style of investing. In other words, the Fund targets companies whose earnings are expected to grow consistently faster than those of other companies, but also targets companies that the subadviser believes to be undervalued in the marketplace compared to their intrinsic value. The Fund’s subadviser employs a core investment strategy that emphasizes fundamental research to identify quality companies and is supported by quantitative techniques, portfolio construction and risk management techniques. Investments for the Fund are selected bottom-up based on factors specific to individual companies, rather than sector or country trends. The subadviser’s strategy primarily focuses on identifying issuers that it believes have sustainable growth potential at a reduced level of risk.
The Fund’s subadviser may consider selling a security for several reasons, including when (1) its price changes such that the subadviser believes it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.
Key Terms:
Emerging market countries – typically are developing and low- or middle-income countries. For purposes of the Fund, emerging market countries are those that are included in the MSCI Emerging Markets® Index. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.
Equity securities – represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.
Growth style – investing in equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock prices.
Mid-cap companies – companies with market capitalizations similar to those of companies included in the Russell MidCap® Index, ranging from $348.5 million to $35.3 billion as of December 31, 2017.
Quantitative techniques – mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by the Fund.
Small-cap companies – companies with market capitalizations similar to those of companies included in the Russell 2000® Index. As of December 31, 2017, the market capitalization of the largest company included in the Russell 2000® Index was $8.7 billion.
Value style – investing in equity securities that may be trading at prices that do not reflect a company’s intrinsic value, based on such factors as a company’s stock price relative to its book value, earnings and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that may be temporary.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EMERGING MARKETS RISK, EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, GROWTH STYLE RISK, MARKET AND SELECTION RISKS, SMALLER COMPANY RISK and VALUE STYLE RISK, each of which is described in the section “Risks of Investing in the Funds’ beginning on page 48.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: NVIT Large Cap Growth Fund
Objective
The NVIT Large Cap Growth Fund seeks long-term capital growth. This objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks issued by large-cap companies, utilizing a growth style of investing. In other words, the Fund seeks companies whose earnings the subadviser expects to grow consistently faster than those of other companies. The subadviser uses a process based on quantitative techniques that applies various factors both to evaluate current market conditions and to identify possible investment opportunities. This process is based on the subadviser’s belief that stocks evidencing specific factors or combinations of factors outperform other stocks during specific market environments and underperform in others.
The factors included in the subadviser’s quantitative process fall into one of four groupings:
•Valuation
•Investor sentiment
•Growth and profitability and
•Earnings quality
Within each grouping there are several factors. Because the market environment changes continuously, different factors, or combinations of factors, are in favor or out of favor at different times.
In managing the Fund, the subadviser first assesses those factors, or combinations of factors, that it believes to be in favor in the market at any given time. It then applies factor analysis to individual stocks within industry groups in selecting stocks and building the portfolio. The subadviser then applies fundamental analysis (i.e., qualitative research) to refine the results of its quantitative model with the goal of constructing an overall portfolio that emphasizes those stocks that it believes will be more likely to succeed under prevailing market conditions.
The Fund generally will sell a stock when, under the subadviser’s model, its ranking declines. The Fund also may sell a stock when, in the subadviser’s opinion, the factors in favor under the prevailing market environment have changed, or when the subadviser believes other opportunities appear more attractive.
Key Terms:
Growth style – investing in equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock prices.
Large-cap companies – companies with market capitalizations similar to those of companies included in the Russell 1000® Index, ranging from $348.5 million to $868.3 billion as of December 31, 2017.
Quantitative techniques – mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by the Fund.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EQUITY SECURITIES RISK, GROWTH STYLE RISK, MARKET AND SELECTION RISKS and SECTOR RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 48.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: NVIT Nationwide Fund
Objective
The NVIT Nationwide Fund seeks total return through a flexible combination of capital appreciation and current income. This objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund invests in a diversified portfolio of equity securities to produce an overall blended equity portfolio consisting of various types of stocks that the subadviser believes offer the potential for capital growth and/or dividend income. Most of the stocks in which the Fund invests are issued by large-cap companies. Some of these companies may be located outside of the United States. The Fund makes market capitalization determinations with respect to a security at the time it purchases such security.
The Fund’s subadviser pursues a defensive investment style, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. In other words, the subadviser expects the Fund to lag the performance of traditional U.S. equity funds when equity markets are rising, but to exceed their performance during equity market declines. To achieve this result, the Fund will be broadly diversified across companies and industries and will invest in companies that the subadviser has identified to have low measures of risk and high quality (i.e., stable companies in good business health). The subadviser believes that the stocks of these types of companies tend to be lower beta stocks and that lower “beta” stocks generally are less volatile than higher “beta” stocks (i.e., their value has a lower sensitivity to fluctuations in the securities markets). The subadviser believes that low “beta” and high quality stocks generally produce higher risk-adjusted returns over a full market cycle than high “beta” or poor quality stocks.
The subadviser uses an actively managed bottom-up approach to choosing securities across a large-capitalization equity market universe. The subadviser uses quantitative techniques, which combine active management to identify quality companies and statistical measures of risk to assure diversification by issuer and industry, as well as additional criteria that form part of the subadviser’s security selection process. The subadviser will use volatility and correlation forecasting and portfolio construction methodologies to manage the Fund. Shifts in allocations among issuers and industries will be determined using the quantitative models based on the subadviser’s determinations of risk and quality, as well as other factors including, but not limited to, managing industry and sector exposures.
In response to purchases and redemptions of the Fund’s shares, the Fund’s subadviser may use equity index futures, which are derivatives, to obtain efficient investment exposure as a substitute for taking a position in equity securities. The Fund may engage in active and frequent trading of portfolio securities.
Key Terms:
Beta – a measure of a security’s volatility (i.e., price fluctuation) in comparison to the overall market.
Bottom-up approach – a method of investing that involves the selection of securities based on their individual attributes regardless of broader national, industry or economic factors.
Derivative – a contract, security or investment the value of which is based on the performance of an underlying financial asset, index or economic measure. Futures, forwards and swaps are derivatives, because their values are based on changes in the values of an underlying asset or measure.
Equity securities – represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.
Large-cap companies – companies with market capitalizations similar to those of companies included in the Russell 1000® Index, ranging from $348.5 million to $868.3 billion as of December 31, 2017.
Futures – a contract that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for the cash value of a contract based on the underlying asset) at a specified price on the contract’s maturity date. The assets underlying futures contracts may be commodities, currencies, securities or financial instruments, or even intangible measures such as securities indexes or interest rates. Futures do not represent direct investments in securities (such as stocks and bonds) or commodities. Rather, futures are derivatives, because their value is derived from the performance of the assets or measures to which they relate. Futures are standardized and traded on exchanges, and therefore, typically are more liquid than other types of derivatives.
Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.
Quantitative techniques – mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by the Fund.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.

How the Funds Invest: NVIT Nationwide Fund (cont.)
In addition, the Fund is subject to DERIVATIVES RISK, EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, MARKET AND SELECTION RISKS and PORTFOLIO TURNOVER RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 48.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: NVIT Real Estate Fund
Objective
The NVIT Real Estate Fund seeks current income and long-term capital appreciation. This objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of real estate companies that are located in the United States. Real estate companies include, but are not limited to, the following types of companies:
•Real estate investment trusts (“REITs”);
•Real estate operating companies;
•Brokers, developers, and builders of residential, commercial, and industrial properties;
•Property management firms;
•Finance, mortgage and mortgage servicing firms;
•Construction supply and equipment manufacturing companies and
•Firms dependent on real estate holdings for revenues and profits, including lodging, leisure, timber, mining and agricultural companies.
Equity securities in which the Fund invests are primarily common stocks of companies of any size, including small- and mid-cap companies. The Fund does not invest in real estate directly. The Fund is nondiversified for purposes of the Investment Company Act of 1940, which means that the Fund may hold larger positions in fewer securities than other funds.
The Fund’s subadviser actively manages the Fund using a combination of bottom-up analysis of factors affecting individual securities and top-down analysis of the real estate market. Using multiple valuation metrics, the subadviser seeks to identify issuers evidencing short-term dislocations between stock prices and fundamentals, and ultimately invest at below-market valuations in real estate companies that the subadviser believes will be strong long-term performers. In seeking a diversified exposure to all major real estate sectors, the subadviser’s top-down analysis studies macroeconomic, private real estate, industry and regional trends to influence the Fund’s sector and geographic weightings.
The subadviser may sell a security when it believes it has become overvalued or no longer offers an attractive risk/reward profile, relative fundamentals have deteriorated, or to take advantage of other opportunities the subadviser believes to be more attractive. The Fund may engage in frequent and active trading of portfolio securities.
Key Terms:
Bottom-up approach – a method of investing that involves the selection of securities based on their individual attributes regardless of broader national, industry or economic factors.
Equity securities – represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.
Real estate company – a company that (i) derives at least 50% of its revenues from the ownership, operation, development, construction, financing, management or sale of commercial, industrial or residential real estate and similar activities, or (ii) invests at least 50% of its net assets in such real estate.
REIT – a company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.
Top-down approach – a method of investing that involves first looking at trends in the general economy, followed by selecting industries, and then companies within such industries, that may benefit from those trends.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EQUITY SECURITIES RISK, MARKET AND SELECTION RISKS, NONDIVERSIFIED FUND RISK, PORTFOLIO TURNOVER RISK, REAL ESTATE MARKET RISK, REIT RISK, SECTOR RISK, SMALLER COMPANY RISK and VALUE STYLE RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 48.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: Templeton NVIT International Value Fund
Objective
The Templeton NVIT International Value Fund seeks to maximize total return consisting of capital appreciation and/or current income. This objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by companies that are located in, or that derive at least 50% of their earnings or revenues from, a number of countries around the world other than the United States. The Fund invests predominantly in the equity securities of companies located outside the United States, including companies located in emerging market countries. Equity securities in which the Fund invests may include common stocks, preferred stocks, convertible securities and related depositary receipts. The Fund may invest in convertible securities without regard to the ratings assigned by ratings services. The Fund may invest in equity securities of any size company, including small- and mid-cap companies, across the entire market capitalization spectrum. The Fund, from time to time, may have significant investments in one or more countries or in particular sectors.
When choosing equity investments, the Fund’s subadviser applies a bottom-up, value-oriented long-term approach, focusing on the market price of a company’s securities relative to the subadviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The subadviser also considers a company’s price-to-earnings ratio, profit margins and liquidation value. In selecting securities for the Fund, the subadviser attempts to identify those companies that offer above-average opportunities for capital appreciation in various countries and industries where economic and political factors, including currency movements, appear to be favorable to capital growth.
The subadviser may consider selling an equity security when it believes the security’s price exceeds the subadviser’s estimation of value, when there are changes in the company’s fundamentals, or when the subadviser believes greater value exists in another similar security.
Key Terms:
Bottom-up approach – a method of investing that involves the selection of securities based on their individual attributes regardless of broader national, industry or economic factors.
Convertible securities – generally debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock.
Emerging market countries – typically are developing and low- or middle-income countries. For purposes of the Fund, emerging market countries are those that are included in the MSCI Emerging Markets® Index. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.
Equity securities – represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.
Preferred stock – a class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidations of assets. Preferred stock does not normally carry voting rights. Some preferred stocks may also be convertible into common stock.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to CONVERTIBLE SECURITIES RISK, COUNTRY OR SECTOR RISK, EMERGING MARKETS RISK, EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, LIQUIDITY RISK, MARKET AND SELECTION RISKS, PREFERRED STOCK RISK, SMALLER COMPANY RISK and VALUE STYLE RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 48.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

Risks of Investing in the Funds
As with all mutual funds, investing in Nationwide Funds involves certain risks. There is no guarantee that a Fund will meet its investment objective or that a Fund will perform as it has in the past. Loss of money is a risk of investing in the Funds.
The following information relates to the principal risks of investing in the Funds, as identified in the “Fund Summary” and “How the Funds Invest” sections for each Fund. A Fund may invest in or use other types of investments or strategies not shown below that do not represent principal strategies or raise principal risks. More information about these non-principal investments, strategies and risks is available in the Funds' Statement of Additional Information (“SAI”).
Convertible securities risk – convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.
Country or sector risk – investments in particular industries, sectors or countries may be more volatile than the overall equity or fixed-income markets. Therefore, if a Fund emphasizes one or more industries, economic sectors or countries, it may be more susceptible to financial, market, political or economic events affecting the particular issuers, industries and countries participating in such sectors than funds that do not emphasize particular industries sectors or countries.
Derivatives risk – (NVIT Nationwide Fund) a derivative is a contract or investment, the value of which is based on the performance of an underlying financial asset, index or other measure. For example, the value of a futures contract changes based on the value of the underlying commodity or security. Derivatives often involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying assets or reference measures, disproportionately increasing the Fund's losses and reducing the Fund's opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:
•the other party to the derivatives contract may fail to fulfill its obligations;
•their use may reduce liquidity and make a Fund harder to value, especially in declining markets and
•when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.
Futures contracts – the volatility of futures contract prices has been historically greater than the volatility of stocks and bonds. Because futures contracts generally involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund's losses and reducing the Fund's opportunities for gains. While futures contracts may be more liquid than other types of derivatives, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
Dividend-paying stock risk – (BlackRock NVIT Equity Dividend Fund) there is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The Fund’s emphasis on dividend-paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.
Emerging markets risk – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets and are more expensive to trade in. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price-to-earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging

Risks of Investing in the Funds (cont.)
markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.
Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the nationalization of assets, risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit a Fund’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.
Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize that ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. A Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.
Equity securities risk – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:
•corporate earnings;
•production;
•management
•sales and market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.
Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.
Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks:
•political and economic instability;
•the impact of currency exchange rate fluctuations;
•sanctions imposed by other foreign governments, including the United States;
•reduced information about issuers;
•higher transaction costs;
•less stringent regulatory and accounting standards and
•delayed settlement.
Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market); and the possible adoption of foreign governmental restrictions such as exchange controls.
Regional – adverse conditions in a certain region can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a specific geographic region, a Fund will generally have more exposure to regional economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of a Fund’s assets are invested, the Fund may experience substantial illiquidity or losses.
Foreign currencies – foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a

Risks of Investing in the Funds (cont.)
security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.
Foreign custody – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business, and there may be limited or no regulatory oversight of their operations. The laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.
Depositary receipts – investments in foreign securities may be in the form of depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which typically are issued by local financial institutions and evidence ownership of the underlying securities. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.
Growth style risk – growth investing involves buying stocks that have relatively high prices in relation to their earnings. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
Income-producing stock availability risk – (BlackRock NVIT Equity Dividend Fund) depending on market conditions, income-producing common stocks that meet the subadviser’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the Fund’s ability to produce current income while remaining fully diversified.
Liquidity risk – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Liquidity risk also includes the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell liquid securities at unfavorable times and conditions. Funds that invest in foreign issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers, countries or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
Market and selection risks – market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by a Fund’s subadviser(s) will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
Mid-cap risk – see “Smaller company risk.”
Multi-manager risk – (NVIT Emerging Markets Fund)while NFA monitors each subadviser and the overall management of a Fund, each subadviser makes investment decisions independently from NFA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, a Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect a Fund’s performance.
Nondiversified fund risk – (NVIT Real Estate Fund) because the Fund may hold larger positions in fewer securities and financial instruments than diversified funds, a single

Risks of Investing in the Funds (cont.)
security’s or instrument’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
Portfolio turnover risk – the portfolio’s investment strategy may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to a Fund buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high brokerage costs and an increase in taxable capital gains distributions to a Fund’s shareholders (although tax implications for investments in variable insurance contracts typically are deferred during the accumulation phase).
Preferred stock risk – a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.
REIT and real estate risk – (NVIT Real Estate Fund) involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include:
•declines in the value of real estate;
•risks related to general and local economic conditions;
•possible lack of availability of mortgage funds;
•overbuilding;
•extended vacancies of properties;
•increased competition;
•increases in property taxes and operating expenses;
•changes in zoning laws;
•losses due to costs resulting from the clean-up of environmental problems;
•liability to third parties for damages resulting from environmental problems;
•casualty or condemnation losses;
•limitations on rents;
•changes in neighborhood values and the appeal of properties to tenants and
•changes in interest rates.
In addition to the risks of securities linked to the real estate industry, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon management skills and are typically invested in a limited number of projects or in a particular market segment or geographic region, and therefore are more susceptible to adverse developments affecting a single project, market segment or geographic region than more broadly diversified investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. REITs may have limited financial resources and may experience sharper swings in market values and trade less frequently and in a more limited volume than securities of larger issuers. In addition, REITs could possibly fail to qualify for pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended, resulting in a loss of value. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. Foreign REIT-like entities will be subject to foreign securities risk.
In addition to its own expenses, the Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value. In addition, capital to pay or refinance a REIT’s debt may not be available or reasonably priced. Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively.
Sector risk – see “Country or sector risk.”
Smaller company risk – in general, stocks of smaller companies trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of large-cap companies or the market overall. Smaller companies may have limited product lines or markets, be less financially secure than larger companies or depend on a smaller number of key personnel. If adverse developments occur, such as due to management changes or product failures, a Fund's investment in a smaller company may lose substantial value. Investing in smaller companies requires a longer-term investment view and may not be appropriate for all investors.
Social policy risk – the Neuberger Berman NVIT Socially Responsible Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:
•undervalued stocks that do not meet the social criteria could outperform those that do;
•economic or political changes could make certain companies less attractive for investment or
•the social policy could cause the Fund to sell or avoid stocks that subsequently perform well.

Risks of Investing in the Funds (cont.)
Special situation companies risk – (Neuberger Berman NVIT Multi Cap Opportunities Fund) these are companies that may be involved in acquisitions or other unusual developments that can affect a company’s market value. If the anticipated benefits of the developments do not ultimately materialize, the value of the special situation company may decline.
Value style risk – over time, a value investing style may go in and out of favor, causing a Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks. In addition, a Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.
Loss of money is a risk of investing in the Funds.
* * * * * *
Temporary investments – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, in anticipation of possible redemptions, or if a Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents. The use of temporary investments therefore is not a principal strategy, as it prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.
Selective Disclosure of Portfolio Holdings
Each Fund posts onto the internet site for the Trust (nationwide.com/mutualfundsnvit) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and generally remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the U.S. Securities and Exchange Commission (“SEC”). A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

Fund Management
Investment Adviser
Nationwide Fund Advisors (“NFA” or “Adviser”), located at One Nationwide Plaza, Columbus, OH 43215, manages the investment of the Funds’ assets and supervises the daily business affairs of each Fund. Subject to the oversight of the Board of Trustees, NFA also selects the subadvisers for the Funds, determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of the subadvisers. Organized in 1999 as an investment adviser, NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc.
Subadvisers
Subject to the oversight of NFA and the Board of Trustees, a subadviser will manage all or a portion of a Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of a Fund’s assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities. NFA pays each subadviser from the management fee it receives from each Fund.
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. (“AMERICAN CENTURY”), located at 4500 Main Street, Kansas City, MO 64111, is the subadviser for the American Century NVIT Multi Cap Value Fund. American Century was formed in 1958.
AQR CAPITAL MANAGEMENT, LLC (“AQR”), is the subadviser for the NVIT Nationwide Fund. AQR is located at Two Greenwich Plaza, Greenwich, CT 06830 and is a Delaware limited liability company formed in 1998.
BLACKROCK INVESTMENT MANAGEMENT, LLC (“BlackRock”), located at 1 University Square Dr., Princeton, NJ 08536, is the subadviser to the BlackRock NVIT Equity Dividend Fund. BlackRock is a registered investment adviser and a commodity pool operator and was organized in 1999. BlackRock is an indirect wholly owned subsidiary of BlackRock, Inc.
BOSTON ADVISORS, LLC (“BOSTON ADVISORS”), located at One Liberty Square, 10th Floor, Boston, MA 02109, is the subadviser to the NVIT Large Cap Growth Fund. Boston Advisors is a privately held, majority employee-owned firm. As of December 31, 2017, Boston Advisors had $5 billion in assets under management.
LAZARD ASSET MANAGEMENT LLC (“LAZARD”), located at 30 Rockefeller Plaza, New York, NY 10112 is the subadviser to the NVIT International Equity Fund and to a portion of the NVIT Emerging Markets Fund. Lazard was formally established in 1970, as the U.S. investment management division of parent company Lazard Frères & Co. LLC (“LF&Co.”). In 1997, the U.S. and U.K. investment management firms were united to form a single entity. In January 2003, Lazard was established as a separate subsidiary of LF&Co. In 2005, Lazard became a public company, listing on the New York Stock Exchange as LAZ. As of December 31, 2017, Lazard had $222.4 billion in assets under management.
NEUBERGER BERMAN INVESTMENT ADVISERS LLC (“NEUBERGER BERMAN”), located at 1290 Avenue of the Americas, New York, NY 10104, is the subadviser for the Neuberger Berman NVIT Multi Cap Opportunities Fund and Neuberger Berman NVIT Socially Responsible Fund. Neuberger Berman is an indirect wholly owned subsidiary of Neuberger Berman Group LLC.
STANDARD LIFE INVESTMENTS (CORPORATE FUNDS) LIMITED (“ABERDEEN STANDARD INVESTMENTS”), is a subadviser to the NVIT Emerging Markets Fund. Aberdeen Standard Investments is located at 1 George Street, Edinburgh, Scotland, EH2 2LL, UK, and is a subsidiary of Standard Life Aberdeen PLC, an investment company with shares publicly traded on the London Stock Exchange (LSE) under ticker: SLA.
TEMPLETON INVESTMENT COUNSEL, LLC (“TEMPLETON”), located at 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, is the subadviser for the Templeton NVIT International Value Fund. Templeton is a wholly owned subsidiary of Templeton Worldwide, Inc., which in turn is a wholly owned subsidiary of Franklin Resources, Inc., a global investment organization operating as Franklin Templeton Investments.
WELLINGTON MANAGEMENT COMPANY LLP (“WELLINGTON MANAGEMENT”), located at 280 Congress Street, Boston, MA 02210, is the subadviser to the NVIT Real Estate Fund. Wellington Management is a Delaware limited liability partnership.
Management Fees
Each Fund pays NFA a management fee based on the Fund’s average daily net assets. The total management fee paid by each Fund for the fiscal year ended December 31, 2017, expressed as a percentage of each Fund’s average

Fund Management (cont.)
daily net assets and taking into account any applicable fee waivers or reimbursements, was as follows:
Fund	Actual Management Fee Paid
American Century NVIT Multi Cap Value Fund	0.57%
BlackRock NVIT Equity Dividend Fund	0.54%
Neuberger Berman NVIT Multi Cap Opportunities Fund	0.60%
Neuberger Berman NVIT Socially Responsible Fund	0.65%
NVIT Emerging Markets Fund	0.90%
NVIT International Equity Fund	0.79%
NVIT Large Cap Growth Fund	0.42%
NVIT Nationwide Fund	0.58%
NVIT Real Estate Fund	0.67%
Templeton NVIT International Value Fund	0.75%
Beginning January 10, 2017, the BlackRock NVIT Equity Dividend Fund pays NFA an annual management fee, based on the rates listed below, which are expressed as a percentage of the BlackRock NVIT Equity Dividend Fund’s average daily net assets, and do not take into account any applicable fee waivers:
Fund	Assets	Management Fee
BlackRock NVIT Equity Dividend Fund	Up to $100 million;	0.70%
	$100 million and more but less than $250 million;	0.65%
	$250 million and more but less than $500 million;	0.60%
	$500 million and more	0.55%

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Funds will be in the Funds' semiannual report to shareholders, which will cover the period ending June 30, 2018.
Portfolio Management
American Century NVIT Multi Cap Value Fund
Phillip N. Davidson, CFA; Kevin Toney, CFA; Michael Liss, CFA; Brian Woglom, CFA; and Dan Gruemmer, CFA, are jointly responsible for the day-to-day management of the Fund, including selection of the Fund’s investments.
Mr. Davidson is Senior Vice President, Co-Chief Investment Officer – Global Value Equity and Senior Portfolio Manager of American Century. Mr. Davidson joined American Century in 1993.
Mr. Toney is Co-Chief Investment Officer – Global Value Equity, Senior Vice President and Senior Portfolio Manager of American Century. Mr. Toney joined American Century in 1999.
Mr. Liss is Vice President and Senior Portfolio Manager of American Century. Mr. Liss joined American Century in 1998
Brian Woglom, CFA, Vice President and Portfolio Manager, joined American Century in 2005.
Dan Gruemmer, CFA, Vice President, Portfolio Manager, joined American Century in 2009.
BlackRock NVIT Equity Dividend Fund
Tony DeSpirito, David Zhao, and Franco Tapia, are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.
Mr. DeSpirito has been a Managing Director of BlackRock, Inc. since 2014. Prior to that Mr. DeSpirito was a Managing Principal, Portfolio Manager and Member of the Executive Committee of Pzena Investment Management from 2009 to 2014.
Mr. Zhao has been a Managing Director of BlackRock, Inc. since 2016. Prior to that Mr. Zhao was a Global Equity Senior Research Analyst and Principal at Pzena Investment Management from 2006 to 2016.
Mr. Tapia has been a Managing Director of BlackRock, Inc. since 2016. Prior to that Mr. Tapia was a Senior Equity Research Analyst and Portfolio Manager at Pzena Investment Management from 2006 to 2016.
Neuberger Berman NVIT Multi Cap Opportunities Fund
Richard S. Nackenson is a Managing Director at Neuberger Berman and Senior Portfolio Manager for the Fund. He joined the firm in 1999.
Neuberger Berman NVIT Socially Responsible Fund
Ingrid Dyott is co-portfolio manager of the Fund and joined Neuberger Berman in 1997. She currently is a Managing Director of Neuberger Berman.
Sajjad Ladiwala, CFA, Managing Director and co-portfolio manager, joined the firm in 2002. Mr. Ladiwala is an Associate Portfolio Manager of the Core Equity and SRI strategies.
NVIT Emerging Markets Fund
Lazard
Stephen Russell, CFA; Thomas Boyle; and Paul Rogers, CFA, are responsible for the day-to-day management of the portion of the Fund subadvised by Lazard.

Fund Management (cont.)
Mr. Russell is a Portfolio Manager/Analyst on the Emerging Markets Core Equity, Latin American Equity and Asia ex-Japan Equity teams, focusing primarily on emerging markets investments within Asia. Mr. Russell started working in the investment field in 1997. He joined Lazard in 2011.
Mr. Boyle is a Portfolio Manager/Analyst on the Emerging Markets Core Equity, Latin American Equity and Asia ex-Japan Equity teams, focusing primarily on emerging markets investments within Latin America. He started working in the investment field in 1997. He joined Lazard in 2010.
Mr. Rogers is a Portfolio Manager/Analyst on the Emerging Markets Core Equity, Latin American Equity and Asia ex-Japan Equity teams, focusing primarily on emerging markets investments within Latin America. He joined Lazard in 2011.
NVIT Emerging Markets Fund
Alistair Way is responsible for the day-to-day management of the portion of the Fund subadvised by Aberdeen Standard Investments.
Mr. Way, Head of Asia and GEM Equities, joined Aberdeen Standard Investments in 2007. Mr. Way is responsible for the management of the Asia & GEM Equity Team and Asia and GEM investment performance. Prior to joining Aberdeen Standard Investments, Mr. Way worked at Ballie Gifford where he held various fund management roles. Mr. Way has 24 years of industry experience, ten of which have been at Aberdeen Standard Investments. He holds a BA in economics from Cambridge University, as well as the IIMR certificate.
NVIT International Equity Fund
Paul Moghtader; Taras Ivanenko, Ph.D.; and Susanne Willumsen are responsible for the day-to-day management of the Fund.
Mr. Moghtader is a Portfolio Manager/Analyst on Lazard’s Quantitative Equity team. Mr. Moghtader began working in the investment field in 1992. He joined Lazard in 2007.
Dr. Ivanenko is a Portfolio Manager/Analyst on Lazard’s Quantitative Equity team. Dr. Ivanenko began working in the investment field in 1995. He joined Lazard in 2007.
Ms. Willumsen is a Portfolio Manager/Analyst on Lazard’s Quantitative Equity team. Ms. Willumsen began working in the investment field in 1993. She joined Lazard in 2008.
NVIT Large Cap Growth Fund
Douglas Riley, CFA; Michael J. Vogelzang, CFA; David Hanna; Edward Mulrane, CFA; and James W. Gaul, CFA, are jointly and primarily responsible for the day-to-day operations of the Fund.
Mr. Riley, Senior Vice President and Portfolio Manager, is a member of the Institutional Equity Team, and has primary responsibility for the firm’s growth equity strategies. He joined Boston Advisors in 1991.
Mr. Vogelzang, President and Chief Investment Officer, has managed Boston Advisors since 1997. Mr. Vogelzang is responsible for overseeing the firm’s equity, fixed-income and alternative investment activities, risk management strategy, and general business practices
Mr. Hanna is Senior Vice President and Director of Research and Alternative Investments at Boston Advisors. Mr. Hanna began his career at Boston Advisors in 2005. Mr. Hanna is a portfolio manager on the Broad Allocation Strategies team, which manages a global tactical asset allocation product, where he focuses on commodities and currencies. Mr. Hanna also directs the quantitative research of the firm that relates to stock selection, asset class selection and risk modeling.
Mr. Mulrane, Vice President and Quantitative Research Analyst, focuses on model research for traditional and alternative investment management efforts. He joined Boston Advisors in 2009.
Mr. Gaul, Vice President and Portfolio Manager, joined Boston Advisors in July 2005. As Vice President and Portfolio Manager, he serves as lead portfolio manager for the firm’s fixed-income strategies and is a portfolio manager on the Broad Allocation Strategy team, where he focuses on fixed income and currency investments. Mr. Gaul also serves as lead portfolio manager on the firm’s Equity Income Strategy and chairs the firm’s Asset Allocation Committee.
NVIT Nationwide Fund
Michele L. Aghassi, Ph.D., Andrea Frazzini, Ph.D., and Jacques A. Friedman, are jointly and primarily responsible for the day-to-day management of the Fund.
Dr. Aghassi is a Principal of AQR. She joined AQR in 2005 and is co-head of research for its Global Stock Selection group, overseeing research and portfolio management. Dr. Aghassi earned a BSc in applied mathematics from Brown University and a Ph.D. in operations research from the Massachusetts Institute of Technology.
Dr. Frazzini is a Principal of AQR. He joined AQR in 2008 and develops quantitative models for its Global Stock Selection team. Dr. Frazzini earned a BS in economics from the University of Rome III, an MS in economics from the London School of Economics and a Ph.D. in economics from Yale University.
Mr. Friedman is a Principal of AQR. He joined AQR at its inception in 1998 and heads its Global Stock Selection team, overseeing research and portfolio management. Mr. Friedman earned a BS in applied mathematics from Brown

Fund Management (cont.)
University and an MS in applied mathematics from the University of Washington.
NVIT Real Estate Fund
Bradford D. Stoesser is primarily responsible for the day-to-day management of the Fund, including selection of the Fund’s investments. Mr. Stoesser joined Wellington Management in 2005 and currently serves as Managing Director and Global Industry Analyst. Mr. Stoesser has an MBA and MPP from the University of Chicago and an AB in philosophy from Boston College.
Templeton NVIT International Value Fund
Antonio T. Docal, CFA, is responsible for the day-to-day management of the Fund. Peter A. Nori, CFA, and Matthew R. Nagle, CFA, support Mr. Docal in the management of the Fund.
Mr. Docal joined Franklin Templeton Investments in 2001. He holds a BA in economics from Trinity College and an MBA with concentrations in finance and international management from the Sloan School of Management at the Massachusetts Institute of Technology. Mr. Docal is a Chartered Financial Analyst (CFA).
Mr. Nori joined Franklin Templeton Investments in 1987. He holds a BS in finance and an MBA, with an emphasis in finance from the University of San Francisco. He is a Chartered Financial Analyst (CFA) and a member of the CFA Institute.
Mr. Nagle joined Franklin Templeton Investments in 2003. He holds a BBA in accounting from Siena College and an MBA in finance from New York University. He is a Chartered Financial Analyst (CFA) and a Certified Public Accountant (CPA).
Additional Information about the Portfolio Managers
The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund(s) managed by the portfolio manager, if any.
Manager-of-Managers Structure
The Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a manager-of-managers structure that allows the Adviser, subject to the approval of the Board of Trustees, to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility, enabling them to operate more efficiently.
The Adviser performs oversight and evaluation services to the Funds, including the following:
•performing initial due diligence on prospective Fund subadvisers;
•monitoring subadviser performance, including ongoing analysis and periodic consultations;
•communicating performance expectations and evaluations to the subadvisers;
•making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract and
•selecting Fund subadvisers.
The Adviser does not expect to recommend subadviser changes frequently. The Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of each subadviser. Although the Adviser monitors each subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

Investing with Nationwide Funds
Choosing a Share Class
Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of insurance companies, including Nationwide Life Insurance Company, Jefferson National Life Insurance Company and their affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable insurance contracts. The Trust currently issues Class I, Class II, Class IV, Class V, Class VIII, Class D, Class P and Class Y shares. Each Fund offers only certain share classes; therefore, many share classes are not available for certain Funds.
Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class D, Class P, Class II and Class VIII shares. Class D shares are offered solely to insurance companies that are not affiliated with Nationwide. Class Y shares are sold to other mutual funds, such as “funds-of-funds” that invest in the Funds, and to separate accounts of insurance companies that seek neither 12b-1 fees nor administrative services fees. Class IV shares are sold generally to separate accounts of Nationwide previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (“COLI”) contracts.
Shares of the Funds are not sold to individual investors.
The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.
Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.
Please check with Nationwide to determine if a Fund is available under your variable insurance contract. In addition, a particular class of a Fund may not be available under your specific variable insurance contract. The prospectus of the separate account for the variable insurance contract shows the classes available to you, and should be read in conjunction with this Prospectus.
The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to both variable annuity and variable life insurance policy separate accounts, and to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees will monitor any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds. This might force a Fund to sell its securities at disadvantageous prices.
The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).
Purchase Price
The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received by the Fund or its agents. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’s outstanding shares.
NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) (“Exchange”) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.
The Funds do not calculate NAV on the following days:
•New Year’s Day
•Martin Luther King Jr. Day
•Presidents’ Day
•Good Friday
•Memorial Day
•Independence Day
•Labor Day
•Thanksgiving Day
•Christmas Day
•Other days when the Exchange is closed.
To the extent that a Fund’s investments are traded in markets that are open when the Exchange is closed, the value of a Fund’s investments may change on days when shares cannot be purchased or redeemed.
Fair Value Pricing
The Board of Trustees has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that each Fund’s assets are valued primarily on the basis of market-based quotations. Equity securities are generally valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in

Investing with Nationwide Funds (cont.)
which each security trades. Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service.
Securities for which market-based quotations are either unavailable (e.g., independent pricing service does not provide a value) or are deemed unreliable, in the judgment of the Adviser or a designee, are generally valued at fair value by the Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. In addition, fair value determinations are required for securities whose value is affected by a significant event (as defined below) that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAVs.
A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a security that occurs after the close of the principal market on which such security trades but before the calculation of a Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting an issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments, or natural disasters or armed conflicts that affect a country or region.
By fair valuing a security, each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. The fair value of one or more of the securities in a Fund’s portfolio which is used to determine a Fund’s NAV could be different from the actual value at which those securities could be sold in the market. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.
Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. Pursuant to the Valuation Procedures, a Fund’s foreign equity investments generally will be fair valued daily by an independent pricing service using models designed to estimate likely changes in the values of those investments between the times in which the trading in those securities is substantially completed and the close of the Exchange. The fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.
The Valuation Procedures are intended to help ensure that the prices at which a Fund’s shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. In the event a Fund fair values its securities, the Fund’s NAV may be higher or lower than would have been the case if the Fund had not fair valued its securities.
In-Kind Purchases
Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.
Selling Shares
Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.
Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.
Under normal circumstances, a Fund expects to satisfy redemption requests through the sale of investments held in cash or cash equivalents.  However, a Fund may also use the proceeds from the sale of portfolio securities or a bank line of credit to meet redemption requests if consistent with management of the Fund, or in stressed market conditions.  Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind.  For more about the Funds’ ability to make a redemption in-kind, as well as how redemptions in-kind are effected, see the SAI.
Restrictions on Sales
Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the SEC).
Subject to the provisions of the variable insurance contracts, a Fund may delay forwarding the proceeds of your redemption for up to 7 days after receipt of such redemption request. Such proceeds may be delayed if the investor redeeming shares is engaged in excessive trading,

Investing with Nationwide Funds (cont.)
or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.
Excessive or Short-Term Trading
Each Fund . seeks to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:
•disrupt portfolio management strategies;
•increase brokerage and other transaction costs and
•negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.
A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.
The Board of Trustees has adopted the following policies with respect to excessive short-term trading in all classes of the Funds.
Monitoring of Trading Activity
It is difficult for the Funds to monitor short-term trading because the insurance company separate accounts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.
Subject to the limitations described above, each Fund . does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.
With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.
Restrictions on Transactions
As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.
Whenever a Fund is able to identify short-term trades and/or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:
•restrict or reject purchases or exchanges that it or its agents believe constitute excessive trading and
•reject purchases or exchanges that violate a Fund’s excessive trading policies or its exchange limits.
Distribution and Services Plans
Because distribution and services fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.
Distribution Plan
In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the 1940 Act, which permits the Funds to compensate the Distributor for expenses

Investing with Nationwide Funds (cont.)
associated with distributing and selling Class II, Class D and Class P shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II, Class D or Class P shares a fee that is accrued daily and paid monthly (“Rule 12b-1 fees”). The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II, Class D or Class P shares. The Distribution Plan may be terminated at any time as to any share class of a Fund, without payment of any penalty, by a vote of a majority of the outstanding voting securities of that share class.
Administrative Services Plan
Class I, Class II, Class IV and Class D shares of the Funds are subject to fees pursuant to an Administrative Services Plan (the “Plan”) adopted by the Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates (including those that are affiliated with Nationwide) who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Plan, a Fund may pay an insurance company or its affiliates a maximum annual fee of 0.25% with respect to Class I, Class II and Class D shares, and 0.20% with respect to Class IV shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class P and Class Y shares do not pay an administrative services fee. ..
For the current fiscal year, administrative services fees for the Funds, expressed as a percentage of the share class’s average daily net assets, are estimated to be as follows:
American Century NVIT Multi Cap Value Fund Class I and Class II shares: 0.25% and 0.25%, respectively.
BlackRock NVIT Equity Dividend Fund Class I, Class II and Class IV shares: 0.15%, 0.15% and 0.15%, respectively.
Neuberger Berman NVIT Multi Cap Opportunities Fund Class I and Class II shares: 0.15% and 0.00%, respectively.
Neuberger Berman NVIT Socially Responsible Fund Class I and Class II shares: 0.05% and 0.05%, respectively.
NVIT Emerging Markets Fund Class I, Class II and Class D shares: 0.15%, 0.15% and 0.22%, respectively.
NVIT International Equity Fund Class I and Class II shares: 0.15% and 0.15%, respectively.
NVIT Large Cap Growth Fund Class I and Class II shares: 0.15% and 0.15%, respectively.
NVIT Nationwide Fund Class I, Class II and Class IV shares: 0.15%, 0.15% and 0.15%, respectively.
NVIT Real Estate Fund Class I and Class II shares: 0.15% and 0.15%, respectively.
Templeton NVIT International Value Fund Class I and Class II shares: 0.15% and 0.15%, respectively.
Revenue Sharing
NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often make payments for marketing, promotional or related services provided by:
•insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.
These payments are often referred to as “revenue sharing payments.” The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds’) and may be in addition to any Rule 12b-1 payments or administrative services payments that are paid. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.
In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract separate accounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.
The recipients of such incentives may include:
•affiliates of NFA;
•broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.
Payments may be based on current or past sales of separate accounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:
•recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or

Investing with Nationwide Funds (cont.)
•sell shares of a Fund instead of shares of funds offered by competing fund families.
Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions.
Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company, Nationwide Life & Annuity Insurance Company, Jefferson National Life Insurance Company or Jefferson National Life Insurance Company of New York, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.
The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.
Additional Information about Fees and Expenses
The fees and expenses of the Funds that appear in the Fees and Expenses table of each Fund Summary generally are based on average annual net assets as of the fiscal year ended December 31, 2017, and do not reflect any change in expense ratios resulting from a change in assets under management since December 31, 2017. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause a Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A fund with a higher expense ratio means you could pay more if you buy or hold shares of the fund.

Distributions and Taxes
Dividends and Distributions
Each Fund intends to elect and qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to the insurance company separate accounts. Each Fund expects to declare and distribute all of its net investment income, if any, as dividends quarterly. Each Fund will distribute net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Each Fund automatically reinvests any capital gains and income dividends in additional shares of the Fund unless the insurance company has requested in writing to receive such dividends and distributions in cash.
Tax Status
Shares of the Funds must be purchased through separate accounts used to fund variable insurance contracts. As a result, it is anticipated that any income dividends or capital gains distributed by a Fund will be exempt from current taxation by contract holders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax and, if made before age 59 1⁄2, a 10% penalty tax. Investors should ask their own tax advisors for more information on their tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Funds are offered.
Please refer to the SAI for more information regarding the tax treatment of the Funds.
This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Additional Information
The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Funds’ investment adviser, subadviser(s), shareholder service providers, custodian(s), securities lending agent, fund administration and accounting agents, transfer agent and distributor, who provide services to the Funds. Shareholders and contract holders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders or contract holders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This Prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. Neither this Prospectus, nor the related SAI, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Funds and any shareholder or contract holder, or to give rise to any rights to any shareholder, contract holder or other person other than any rights under federal or state law that may not be waived.

Financial Highlights
The financial highlights tables are intended to help you understand the Funds' financial performance for the past five years ended December 31 or, if a Fund or a class has not been in operation for five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT ARE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Trust’s annual reports, which are available upon request.

FINANCIAL HIGHLIGHTS: AMERICAN CENTURY NVIT MULTI CAP VALUE FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)	Portfolio Turnover (d)
Class I Shares
Year Ended December 31, 2017	$16.37	0.27	1.08	1.35	(0.28)	(0.62)	(0.90)	$16.82	8.67%	$231,762,341	0.88%	1.64%	0.88%	29.90%
Year Ended December 31, 2016	$15.41	0.26	2.73	2.99	(0.38)	(1.65)	(2.03)	$16.37	20.44%	$244,068,538	0.89%	1.66%	0.89%	45.89%
Year Ended December 31, 2015	$19.16	0.34	(1.29)	(0.95)	(0.42)	(2.38)	(2.80)	$15.41	(4.27%)	$224,787,908	0.89%	1.93%	0.89%	45.21%
Year Ended December 31, 2014	$19.39	0.33	2.15	2.48	(0.40)	(2.31)	(2.71)	$19.16	13.12%	$268,170,178	0.88%	1.68%	0.88%	40.85%
Year Ended December 31, 2013	$15.26	0.30	4.52	4.82	(0.34)	(0.35)	(0.69)	$19.39	31.90%	$268,063,713	0.89%	1.69%	0.89%	48.11%
Class II Shares
Year Ended December 31, 2017	$16.26	0.24	1.07	1.31	(0.26)	(0.62)	(0.88)	$16.69	8.44%	$190,958,599	1.05%	1.47%	1.13%	29.90%
Year Ended December 31, 2016	$15.33	0.24	2.70	2.94	(0.36)	(1.65)	(2.01)	$16.26	20.21%	$189,357,620	1.06%	1.49%	1.14%	45.89%
Year Ended December 31, 2015	$19.08	0.31	(1.28)	(0.97)	(0.40)	(2.38)	(2.78)	$15.33	(4.44%)	$157,058,004	1.06%	1.76%	1.14%	45.21%
Year Ended December 31, 2014	$19.32	0.30	2.14	2.44	(0.37)	(2.31)	(2.68)	$19.08	12.95%	$180,377,214	1.05%	1.51%	1.13%	40.85%
Year Ended December 31, 2013	$15.21	0.27	4.50	4.77	(0.31)	(0.35)	(0.66)	$19.32	31.67%	$173,892,352	1.06%	1.52%	1.14%	48.11%
(a)	Per share calculations were performed using average shares method.
(b)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

FINANCIAL HIGHLIGHTS: BLACKROCK NVIT EQUITY DIVIDEND FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)	Portfolio Turnover (d)
Class I Shares
Year Ended December 31, 2017	$17.57	0.31	2.82	3.13	(0.60)	(0.60)	$20.10	18.00%	$ 48,947,247	0.80%	1.65%	0.93%	102.72%
Year Ended December 31, 2016	$15.31	0.33	2.36	2.69	(0.43)	(0.43)	$17.57	17.89%	$ 45,980,349	0.93%	2.11%	0.93%	17.26%
Year Ended December 31, 2015	$16.62	0.22	(1.27)	(1.05)	(0.26)	(0.26)	$15.31	(6.30%)	$ 45,696,363	0.92%	1.36%	0.92%	16.59%
Year Ended December 31, 2014	$15.49	0.25	1.17	1.42	(0.29)	(0.29)	$16.62	9.17%	$ 55,769,762	0.92%	1.53%	0.92%	20.21%
Year Ended December 31, 2013	$11.42	0.16	3.91	4.07	–	–	$15.49	35.64%	$ 53,342,206	0.93%	1.18%	0.93%	16.28%
Class II Shares
Year Ended December 31, 2017	$17.47	0.26	2.80	3.06	(0.56)	(0.56)	$19.97	17.69%	$210,778,550	1.05%	1.40%	1.18%	102.72%
Year Ended December 31, 2016	$15.19	0.29	2.34	2.63	(0.35)	(0.35)	$17.47	17.57%	$164,952,425	1.18%	1.86%	1.18%	17.26%
Year Ended December 31, 2015	$16.53	0.18	(1.26)	(1.08)	(0.26)	(0.26)	$15.19	(6.51%)	$162,893,521	1.17%	1.11%	1.17%	16.59%
Year Ended December 31, 2014	$15.37	0.20	1.17	1.37	(0.21)	(0.21)	$16.53	8.93%	$180,829,787	1.17%	1.28%	1.17%	20.21%
Year Ended December 31, 2013	$11.36	0.13	3.88	4.01	–	–	$15.37	35.30%	$177,450,075	1.18%	0.94%	1.18%	16.28%
Class IV Shares
Year Ended December 31, 2017	$17.58	0.31	2.82	3.13	(0.60)	(0.60)	$20.11	17.99%	$ 19,557,671	0.80%	1.65%	0.93%	102.72%
Year Ended December 31, 2016	$15.32	0.33	2.37	2.70	(0.44)	(0.44)	$17.58	17.89%	$ 18,085,205	0.93%	2.11%	0.93%	17.26%
Year Ended December 31, 2015	$16.63	0.22	(1.27)	(1.05)	(0.26)	(0.26)	$15.32	(6.29%)	$ 17,265,399	0.92%	1.36%	0.92%	16.59%
Year Ended December 31, 2014	$15.49	0.25	1.17	1.42	(0.28)	(0.28)	$16.63	9.21%	$ 20,769,433	0.92%	1.54%	0.92%	20.21%
Year Ended December 31, 2013	$11.42	0.16	3.91	4.07	–	–	$15.49	35.64%	$ 21,015,057	0.93%	1.20%	0.93%	16.28%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

FINANCIAL HIGHLIGHTS: NEUBERGER BERMAN NVIT MULTI CAP OPPORTUNITIES FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Portfolio Turnover (c)
Class I Shares
Year Ended December 31, 2017	$ 9.71	0.06	2.33	2.39	(0.06)	(0.23)	(0.29)	$11.81	24.85%	$194,055,925	0.84%	0.52%	0.84%	24.45%
Year Ended December 31, 2016	$ 9.05	0.08	1.11	1.19	(0.07)	(0.46)	(0.53)	$ 9.71	13.60%	$174,595,729	0.85%	0.84%	0.85%	24.20%
Year Ended December 31, 2015	$10.15	0.08	(0.22)	(0.14)	(0.07)	(0.89)	(0.96)	$ 9.05	(1.08%)	$174,480,732	0.84%	0.78%	0.84%	25.62%
Year Ended December 31, 2014	$11.40	0.10	0.62	0.72	(0.09)	(1.88)	(1.97)	$10.15	6.60%	$199,621,887	0.83%	0.91%	0.83%	26.67%
Year Ended December 31, 2013	$ 8.34	0.11	3.50	3.61	(0.11)	(0.44)	(0.55)	$11.40	43.82%	$215,486,565	0.84%	1.05%	0.84%	100.24%
Class II Shares
Year Ended December 31, 2017	$ 9.60	0.05	2.29	2.34	(0.05)	(0.23)	(0.28)	$11.66	24.65% (d)	$ 43,543,308	0.94%	0.42%	0.94%	24.45%
Year Ended December 31, 2016	$ 8.95	0.07	1.10	1.17	(0.06)	(0.46)	(0.52)	$ 9.60	13.54%	$ 25,802,883	0.95%	0.74%	0.95%	24.20%
Year Ended December 31, 2015	$10.05	0.07	(0.22)	(0.15)	(0.06)	(0.89)	(0.95)	$ 8.95	(1.19%)	$ 25,464,596	0.94%	0.68%	0.94%	25.62%
Year Ended December 31, 2014	$11.30	0.09	0.62	0.71	(0.08)	(1.88)	(1.96)	$10.05	6.56%	$ 30,435,901	0.93%	0.81%	0.93%	26.67%
Year Ended December 31, 2013	$ 8.28	0.10	3.46	3.56	(0.10)	(0.44)	(0.54)	$11.30	43.53%	$ 36,935,557	0.94%	0.96%	0.94%	100.24%
(a)	Per share calculations were performed using average shares method.
(b)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

FINANCIAL HIGHLIGHTS: NEUBERGER BERMAN NVIT SOCIALLY RESPONSIBLE FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)	Portfolio Turnover (d)
Class I Shares
Year Ended December 31, 2017	$13.15	0.08	2.26	2.34	(0.08)	(1.31)	(1.39)	$14.10	18.62%	$ 6,809,731	0.83%	0.60%	0.83%	17.08%
Year Ended December 31, 2016	$13.39	0.11	1.17	1.28	(0.10)	(1.42)	(1.52)	$13.15	10.11%	$ 6,153,499	0.83%	0.80%	0.84%	27.75%
Year Ended December 31, 2015	$16.52	0.14	(0.33)	(0.19)	(0.12)	(2.82)	(2.94)	$13.39	(0.32%)	$ 7,079,701	0.82%	0.87%	0.82%	19.43%
Year Ended December 31, 2014	$15.08	0.15	1.45	1.60	(0.16)	–	(0.16)	$16.52	10.60%	$ 7,985,893	0.80%	0.95%	0.80%	32.63%
Year Ended December 31, 2013	$10.95	0.09	4.15	4.24	(0.11)	–	(0.11)	$15.08	38.77%	$ 11,149,054	0.80%	0.70%	0.80%	29.66%
Class II Shares
Year Ended December 31, 2017	$13.15	0.07	2.24	2.31	(0.07)	(1.31)	(1.38)	$14.08	18.36%	$126,770,142	0.92%	0.52%	1.08%	17.08%
Year Ended December 31, 2016	$13.38	0.09	1.19	1.28	(0.09)	(1.42)	(1.51)	$13.15	10.11%	$123,461,518	0.92%	0.70%	1.09%	27.75%
Year Ended December 31, 2015	$16.51	0.12	(0.32)	(0.20)	(0.11)	(2.82)	(2.93)	$13.38	(0.42%)	$130,768,172	0.91%	0.78%	1.07%	19.43%
Year Ended December 31, 2014	$15.07	0.13	1.45	1.58	(0.14)	–	(0.14)	$16.51	10.51%	$155,682,504	0.89%	0.82%	1.05%	32.63%
Year Ended December 31, 2013	$10.95	0.08	4.14	4.22	(0.10)	–	(0.10)	$15.07	38.55%	$185,012,617	0.89%	0.62%	1.05%	29.66%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

FINANCIAL HIGHLIGHTS: NVIT EMERGING MARKETS FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)(f)
Class I Shares
Year Ended December 31, 2017	$ 9.79	0.13	3.92	4.05	(0.16)	(0.16)	$13.68	41.50%	$82,690,857	1.23%	1.09%	1.28%	32.35%
Year Ended December 31, 2016	$ 9.16	0.10	0.61	0.71	(0.08)	(0.08)	$ 9.79	7.72%	$55,881,069	1.26%	1.02%	1.31%	126.86% (g)
Year Ended December 31, 2015	$11.01	0.15	(1.91)	(1.76)	(0.09)	(0.09)	$ 9.16	(15.99%)	$53,435,999	1.20%	1.45%	1.25%	109.50%
Year Ended December 31, 2014	$11.80	0.18	(0.82)	(0.64)	(0.15)	(0.15)	$11.01	(5.51%)	$69,228,499	1.20%	1.56%	1.25%	83.50%
Year Ended December 31, 2013	$11.86	0.16	(0.08)	0.08	(0.14)	(0.14)	$11.80	0.66% (h)	$15,391,041	1.19%	1.37%	1.25%	78.72%
Class II Shares
Year Ended December 31, 2017	$ 9.65	0.10	3.87	3.97	(0.11)	(0.11)	$13.51	41.22%	$71,642,987	1.48%	0.82%	1.53%	32.35%
Year Ended December 31, 2016	$ 9.05	0.07	0.61	0.68	(0.08)	(0.08)	$ 9.65	7.48%	$46,972,982	1.51%	0.75%	1.56%	126.86% (g)
Year Ended December 31, 2015	$10.86	0.12	(1.88)	(1.76)	(0.05)	(0.05)	$ 9.05	(16.23%)	$52,596,042	1.49%	1.21%	1.54%	109.50%
Year Ended December 31, 2014	$11.66	0.16	(0.81)	(0.65)	(0.15)	(0.15)	$10.86	(5.73%)	$61,818,215	1.45%	1.37%	1.50%	83.50%
Year Ended December 31, 2013	$11.72	0.13	(0.08)	0.05	(0.11)	(0.11)	$11.66	0.43%	$ 1,233,167	1.44%	1.15%	1.50%	78.72%
Class D Shares
Year Ended December 31, 2017	$ 9.64	0.09	3.86	3.95	(0.11)	(0.11)	$13.48	41.09%	$51,665,424	1.56%	0.75%	1.61%	32.35%
Period Ended December 31, 2016 (i)	$ 9.89	0.01	(0.18)	(0.17)	(0.08)	(0.08)	$ 9.64	(1.75%)	$42,459,338	1.57%	0.24%	1.62%	126.86% (g)
Class Y Shares
Year Ended December 31, 2017	$ 9.80	0.02	4.06	4.08	(0.20)	(0.20)	$13.68	41.69%	$ 12,515	1.08%	0.21%	1.13%	32.35%
Year Ended December 31, 2016	$ 9.15	0.12	0.61	0.73	(0.08)	(0.08)	$ 9.80	7.94%	$ 382,301	1.11%	1.25%	1.16%	126.86% (g)
Year Ended December 31, 2015	$11.02	0.16	(1.91)	(1.75)	(0.12)	(0.12)	$ 9.15	(15.90%)	$ 151,401	1.08%	1.58%	1.13%	109.50%
Period Ended December 31, 2014 (j)	$11.42	0.13	(0.43)	(0.30)	(0.10)	(0.10)	$11.02	2.72%	$ 85,126	1.06%	1.62%	1.11%	83.05%
(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Excludes merger activity.
(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i)	For the period from August 1, 2016 (commencement of operations) through December 31, 2016. Total return is calculated based on inception date of July 29, 2016 through December 31, 2016.
(j)	For the period from May 1, 2014 (commencement of operations) through December 31, 2016. Total return is calculated based on inception date of January 21, 2016 through December 31, 2016.

FINANCIAL HIGHLIGHTS: NVIT INTERNATIONAL EQUITY FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)	Portfolio Turnover (d)
Class I Shares
Year Ended December 31, 2017	$ 9.42	0.17	2.41	2.58	(0.19)	–	(0.19)	$11.81	27.45%	$68,605,319	1.10%	1.61%	1.11%	77.86%
Year Ended December 31, 2016	$ 9.54	0.16	(0.08)	0.08	(0.20)	–	(0.20)	$ 9.42	0.87%	$57,962,512	1.14%	1.71%	1.15%	84.81%
Year Ended December 31, 2015	$10.30	0.17	(0.49)	(0.32)	(0.05)	(0.39)	(0.44)	$ 9.54	(3.06%)	$63,037,658	1.12%	1.66%	1.14%	100.97%
Year Ended December 31, 2014	$10.75	0.19	(0.22)	(0.03)	(0.42)	–	(0.42)	$10.30	(0.45%)	$67,502,706	1.13%	1.80%	1.15%	90.25%
Year Ended December 31, 2013	$ 9.17	0.17	1.46	1.63	(0.05)	–	(0.05)	$10.75	17.83%	$19,708,439	1.14%	1.68%	1.15%	118.28%
Class II Shares (e)
Year Ended December 31, 2017	$ 9.35	0.15	2.37	2.52	(0.16)	–	(0.16)	$11.71	27.07%	$55,773,178	1.35%	1.35%	1.36%	77.86%
Year Ended December 31, 2016	$ 9.47	0.14	(0.08)	0.06	(0.18)	–	(0.18)	$ 9.35	0.63%	$40,273,681	1.39%	1.47%	1.40%	84.81%
Year Ended December 31, 2015	$10.22	0.14	(0.47)	(0.33)	(0.03)	(0.39)	(0.42)	$ 9.47	(3.22%)	$41,330,513	1.38%	1.40%	1.39%	100.97%
Year Ended December 31, 2014	$10.69	0.16	(0.22)	(0.06)	(0.41)	–	(0.41)	$10.22	(0.72%)	$39,240,044	1.39%	1.47%	1.40%	90.25%
Year Ended December 31, 2013	$ 9.14	0.14	1.46	1.60	(0.05)	–	(0.05)	$10.69	17.56%	$31,266,115	1.39%	1.42%	1.40%	118.28%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Effective April 30, 2014, Class VI Shares were renamed Class II Shares.

FINANCIAL HIGHLIGHTS: NVIT LARGE CAP GROWTH FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)	Portfolio Turnover (d)
Class I Shares
Year Ended December 31, 2017	$15.91	0.09	4.21	4.30	(0.09)	(0.44)	(0.53)	$19.68	27.31%	$1,246,284,724	0.61%	0.50%	0.67%	80.08%
Year Ended December 31, 2016	$19.99	0.14	0.44	0.58	(0.12)	(4.54)	(4.66)	$15.91	3.63%	$1,101,282,906	0.61%	0.77%	0.69%	86.07% (e)
Year Ended December 31, 2015	$22.74	0.13	0.85	0.98	(0.13)	(3.60)	(3.73)	$19.99	5.09%	$1,076,868,266	0.63%	0.60%	0.68%	114.71%
Year Ended December 31, 2014	$23.49	0.13	1.87	2.00	(0.17)	(2.58)	(2.75)	$22.74	8.80%	$1,161,615,884	0.63%	0.55%	0.68%	47.71%
Year Ended December 31, 2013	$17.31	0.12	6.22	6.34	(0.16)	–	(0.16)	$23.49	36.70%	$1,212,244,085	0.63%	0.59%	0.70%	44.07%
Class II Shares
Year Ended December 31, 2017	$15.81	0.04	4.19	4.23	(0.04)	(0.44)	(0.48)	$19.56	27.07%	$ 333,402,553	0.86%	0.25%	0.92%	80.08%
Year Ended December 31, 2016	$19.91	0.09	0.43	0.52	(0.08)	(4.54)	(4.62)	$15.81	3.32%	$ 291,451,040	0.86%	0.52%	0.94%	86.07% (e)
Year Ended December 31, 2015	$22.67	0.08	0.84	0.92	(0.08)	(3.60)	(3.68)	$19.91	4.82%	$ 264,853,620	0.88%	0.35%	0.93%	114.71%
Year Ended December 31, 2014	$23.42	0.07	1.87	1.94	(0.11)	(2.58)	(2.69)	$22.67	8.56%	$ 282,930,748	0.88%	0.30%	0.93%	47.71%
Year Ended December 31, 2013	$17.27	0.07	6.19	6.26	(0.11)	–	(0.11)	$23.42	36.29%	$ 304,897,633	0.88%	0.34%	0.95%	44.07%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Excludes merger activity.

FINANCIAL HIGHLIGHTS: NVIT NATIONWIDE FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)	Portfolio Turnover (d)
Class I Shares
Year Ended December 31, 2017	$16.01	0.19	3.10	3.29	(0.19)	(0.19)	$19.11	20.52%	$539,162,094	0.79%	1.06%	0.79%	119.12%
Year Ended December 31, 2016	$14.57	0.21	1.45	1.66	(0.22)	(0.22)	$16.01	11.39%	$496,092,639	0.79%	1.42%	0.79%	58.09%
Year Ended December 31, 2015	$14.62	0.18	(0.04)	0.14	(0.19)	(0.19)	$14.57	0.94%	$494,724,121	0.79%	1.20%	0.79%	67.90%
Year Ended December 31, 2014	$13.19	0.16	1.43	1.59	(0.16)	(0.16)	$14.62	12.15%	$524,589,219	0.79%	1.13%	0.79%	47.32%
Year Ended December 31, 2013	$10.19	0.15	3.01	3.16	(0.16)	(0.16)	$13.19	31.10%	$497,167,860	0.79%	1.27%	0.79%	108.73%
Class II Shares
Year Ended December 31, 2017	$15.95	0.14	3.09	3.23	(0.14)	(0.14)	$19.04	20.24%	$112,858,440	1.04%	0.81%	1.04%	119.12%
Year Ended December 31, 2016	$14.51	0.17	1.45	1.62	(0.18)	(0.18)	$15.95	11.16%	$111,902,598	1.04%	1.17%	1.04%	58.09%
Year Ended December 31, 2015	$14.56	0.14	(0.04)	0.10	(0.15)	(0.15)	$14.51	0.66%	$120,873,283	1.04%	0.95%	1.04%	67.90%
Year Ended December 31, 2014	$13.14	0.12	1.43	1.55	(0.13)	(0.13)	$14.56	11.82%	$141,445,539	1.04%	0.88%	1.04%	47.32%
Year Ended December 31, 2013	$10.15	0.12	3.00	3.12	(0.13)	(0.13)	$13.14	30.79%	$159,365,672	1.04%	1.02%	1.04%	108.73%
Class IV Shares
Year Ended December 31, 2017	$16.00	0.19	3.10	3.29	(0.19)	(0.19)	$19.10	20.54%	$122,810,614	0.79%	1.06%	0.79%	119.12%
Year Ended December 31, 2016	$14.56	0.21	1.45	1.66	(0.22)	(0.22)	$16.00	11.40%	$109,152,161	0.79%	1.41%	0.79%	58.09%
Year Ended December 31, 2015	$14.62	0.18	(0.05)	0.13	(0.19)	(0.19)	$14.56	0.87%	$107,620,391	0.79%	1.20%	0.79%	67.90%
Year Ended December 31, 2014	$13.18	0.16	1.44	1.60	(0.16)	(0.16)	$14.62	12.23%	$115,368,233	0.79%	1.13%	0.79%	47.32%
Year Ended December 31, 2013	$10.19	0.15	3.00	3.15	(0.16)	(0.16)	$13.18	31.00%	$111,104,753	0.79%	1.27%	0.79%	108.73%
(a)	Per share calculations were performed using average shares method.
(b)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

FINANCIAL HIGHLIGHTS: NVIT REAL ESTATE FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)	Portfolio Turnover (b)(e)
Class I Shares
Year Ended December 31, 2017	$6.30	0.11	0.29	0.40	(0.14)	(0.10)	(0.24)	$6.46	6.50%	$179,042,374	0.89%	1.74%	0.93%	157.57%
Year Ended December 31, 2016	$6.49	0.10	0.39	0.49	(0.13)	(0.55)	(0.68)	$6.30	7.35%	$191,314,926	0.92%	1.48%	0.93%	109.27%
Year Ended December 31, 2015	$8.47	0.21	(0.78)	(0.57)	(0.19)	(1.22)	(1.41)	$6.49	(5.36%)	$203,155,482	0.91%	2.75%	0.93%	81.74%
Year Ended December 31, 2014	$8.91	0.28	2.09	2.37	(0.24)	(2.57)	(2.81)	$8.47	28.88%	$240,845,105	0.91%	3.05%	0.92%	88.98%
Year Ended December 31, 2013	$9.47	0.15	0.14	0.29	(0.14)	(0.71)	(0.85)	$8.91	3.05%	$196,371,890	0.94%	1.51%	0.95%	149.86%
Class II Shares
Year Ended December 31, 2017	$6.23	0.10	0.28	0.38	(0.13)	(0.10)	(0.23)	$6.38	6.14%	$ 96,399,650	1.14%	1.49%	1.18%	157.57%
Year Ended December 31, 2016	$6.42	0.08	0.39	0.47	(0.11)	(0.55)	(0.66)	$6.23	7.18%	$ 97,537,254	1.17%	1.23%	1.18%	109.27%
Year Ended December 31, 2015	$8.40	0.19	(0.78)	(0.59)	(0.17)	(1.22)	(1.39)	$6.42	(5.66%)	$ 96,962,239	1.16%	2.47%	1.18%	81.74%
Year Ended December 31, 2014	$8.86	0.27	2.06	2.33	(0.22)	(2.57)	(2.79)	$8.40	28.60%	$118,904,289	1.16%	2.95%	1.17%	88.98%
Year Ended December 31, 2013	$9.43	0.12	0.14	0.26	(0.12)	(0.71)	(0.83)	$8.86	2.70%	$ 74,142,051	1.19%	1.29%	1.20%	149.86%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

FINANCIAL HIGHLIGHTS: TEMPLETON NVIT INTERNATIONAL VALUE FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)	Portfolio Turnover
Class I Shares (d)
Year Ended December 31, 2017	$10.62	0.22	2.19	2.41	(0.25)	–	(0.25)	–	$12.78	22.72%	$223,349,692	0.99%	1.82%	0.99%	16.76%
Year Ended December 31, 2016	$10.88	0.23	(0.10)	0.13	(0.23)	(0.16)	(0.39)	–	$10.62	1.12%	$207,500,262	1.02%	2.19%	1.02%	18.20%
Year Ended December 31, 2015	$12.13	0.22	(0.68)	(0.46)	(0.22)	(0.57)	(0.79)	–	$10.88	(3.90%)	$215,574,978	1.02%	1.79%	1.02%	12.38%
Year Ended December 31, 2014	$14.27	0.47 (e)	(1.57)	(1.10)	(0.50)	(0.54)	(1.04)	–	$12.13	(8.15%)	$226,857,097	1.00%	3.40% (e)	1.00%	18.74%
Year Ended December 31, 2013	$12.21	0.26	2.17	2.43	(0.25)	(0.12)	(0.37)	–	$14.27	20.09%	$263,066,096	1.00%	1.98%	1.00%	15.31%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Effective April 30, 2014, Class III Shares were renamed Class I Shares.
(e)	During the year ended December 31, 2014, the Fund received a large special dividend distribution from Vodafone Group PLC. Had the Fund not received this special dividend distribution, the net investment income per share and ratio of net investment income to average net assets would have been $0.15 and 1.11% lower, respectively.

THIS PAGE INTENTIONALLY LEFT BLANK

Information from Nationwide Funds
Please read this Prospectus before you invest, and keep it with your records. This Prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds’ investments:
•Statement of Additional Information (incorporated by reference into this Prospectus)
•Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)
•Semiannual Reports
To obtain a document free of charge, to request other information about the Funds, or to make inquiries to the Funds, call 800-848-6331, visit nationwide.com/mutualfundsnvit or contact your variable insurance provider.
Information from the U.S. Securities and Exchange Commission (“SEC”)
You can obtain copies of Fund documents from the SEC (the SEC charges a fee to copy any documents except when accessing Fund documents directly on the SEC’s EDGAR database):
•on the SEC’s EDGAR database via the internet at www.sec.gov
•by electronic request to publicinfo@sec.gov
•in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for hours of operation)
•by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520
Nationwide Funds Group
One Nationwide Plaza, Mail Code 5-02-210,
Columbus, OH 43215
Nationwide, the Nationwide N and Eagle, and
Nationwide is on your side are service marks of
Nationwide Mutual Insurance Company. © 2018
The Trust’s Investment Company Act File No.: 811-03213	NPR-CEQ (6/18)